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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-03313
First American Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN (Address of principal executive offices)	55402 (Zip code)
Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)
Registrant’s telephone number, including area code:       800-677-3863
Date of fiscal period end:       August 31
Date of reporting period:       August 31, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

First American Funds.

August 31, 2009

2009 Annual Report

Money Market Funds

An investment in money market funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

 NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Message to Shareholders  October 12, 2009

Dear Shareholders:

We invite you to take a few minutes to review the results of the fiscal year ended August 31, 2009.

This report includes a complete listing of portfolio holdings and additional fund information. We hope you will find this helpful in monitoring your investment portfolio.

Also, through our website, firstamericanfunds.com, we provide quarterly performance fact sheets on all First American Funds, the economic outlook as viewed by our senior investment officers, and other information about fund investments and portfolio strategies.

Please contact your financial professional if you have questions about First American Funds or contact First American Investor Services at 800.677.FUND.

We appreciate your investment with First American Funds and look forward to serving your financial needs in the future.

Sincerely,

Virginia L. Stringer Chairperson of the Board First American Funds, Inc.	Thomas S. Schreier, Jr. President First American Funds, Inc.

First American Funds 2009 Annual Report   1

Explanation of Financial Statements

As a shareholder in First American Funds, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (common stock, bonds, etc.) and by industry classification (banking, communications, etc.). This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and present the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments, as presented in the Schedule of Investments, comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, net investment income ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. Expense ratios can vary across funds for a number of reasons, including differences in advisory fees and the average shareholder account size. The portfolio turnover rate represents the percentage of the fund’s holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase and sale of securities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividends, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

2   First American Funds 2009 Annual Report

Holdings Summaries

Government Obligations Fund

 Portfolio Allocation as of August 31, 20091 (% of net assets)

U.S. Government Agency Obligations	70.0%
Repurchase Agreements	23.3
FDIC Insured Corporate Notes	5.7
FDIC Insured Commercial Paper	0.9
Other Assets and Liabilities, Net[2]	0.1

100.0%

Prime Obligations Fund

 Portfolio Allocation as of August 31, 20091 (% of net assets)

Certificates of Deposit	24.0%
U.S. Government Agency Obligations	21.9
Commercial Paper	19.8
Repurchase Agreements	18.6
Corporate Notes	10.1
FDIC Insured Corporate Notes	2.9
Money Market Funds	1.8
Master Note	0.6
Time Deposit	0.2
Other Assets and Liabilities, Net[2]	0.1

100.0%

Tax Free Obligations Fund

 Portfolio Allocation as of August 31, 20091,3 (% of net assets)

Municipal Notes & Bonds	97.5%
U.S. Government Agency Obligation	4.1
Other Assets and Liabilities, Net[2]	(1.6)

100.0%

Treasury Obligations Fund

 Portfolio Allocation as of August 31, 20091 (% of net assets)

Repurchase Agreements	70.3%
U.S. Treasury Obligations	26.7
FDIC Insured Corporate Notes	2.6
FDIC Insured Commercial Paper	0.4
Other Assets and Liabilities, Net[2]	0.0

100.0%

U.S. Treasury Money Market Fund

 Portfolio Allocation as of August 31, 20091 (% of net assets)

U.S. Treasury Obligations	100.0%
Money Market Fund	0.0

100.0%

[1]	Portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[3]	Tax Free Obligations Fund invests in five different types of municipal securities. See note 4 in Notes to Financial Statements.

First American Funds 2009 Annual Report   3

Expense Examples

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs (for example, any contingent deferred sales charges that may apply on Class B or Class C shares of Prime Obligations Fund); and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from March 1, 2009 to August 31, 2009.

Actual Expenses
For each class of each fund, two lines are presented in the table below — the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

 Government Obligations Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (3/01/09 to
	Value (3/01/09)	Value (8/31/09)	8/31/09)

Class A Actual[2]	$1,000.00	$1,000.00	$2.77

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.43	$2.80

Class D Actual[2]	$1,000.00	$1,000.00	$2.67

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.53	$2.70

Class Y Actual[2]	$1,000.00	$1,000.30	$2.32

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.89	$2.35

Class Z Actual[2]	$1,000.00	$1,001.50	$1.16

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$1.17

Institutional Investor Class Actual[2]	$1,000.00	$1,001.00	$1.66

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	$1.68

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.55%, 0.53%, 0.46%, 0.23%, and 0.33% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended August 31, 2009 of 0.00%, 0.00%, 0.03%, 0.15%, and 0.10% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

4   First American Funds 2009 Annual Report

 Prime Obligations Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (3/01/09 to
	Value (3/01/09)	Value (8/31/09)	8/31/09)

Class A Actual[2]	$1,000.00	$1,000.10	$3.53

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57

Class B Actual[2]	$1,000.00	$1,000.00	$3.83

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.87

Class C Actual[2]	$1,000.00	$1,000.00	$3.68

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,021.53	$3.72

Class D Actual[2]	$1,000.00	$1,000.50	$3.08

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.13	$3.11

Class I Actual[2]	$1,000.00	$1,001.30	$2.27

Class I Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29

Class Y Actual[2]	$1,000.00	$1,001.10	$2.57

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.60

Class Z Actual[2]	$1,000.00	$1,002.30	$1.31

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.89	$1.33

Institutional Investor Class Actual[2]	$1,000.00	$1,001.80	$1.77

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.70%, 0.76%, 0.73%, 0.61%, 0.45%, 0.51%, 0.26%, and 0.35% for Class A, Class B, Class C, Class D, Class I, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended August 31, 2009 of 0.01%, 0.00%, 0.00%, 0.05%, 0.13%, 0.11%, 0.23%, and 0.18% for Class A, Class B, Class C, Class D, Class I, Class Y, Class Z, and Institutional Investor Class, respectively.

 Tax Free Obligations Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (3/01/09 to
	Value (3/01/09)	Value (8/31/09)	8/31/09)

Class A Actual[4]	$1,000.00	$1,000.00	$2.42

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45

Class D Actual[4]	$1,000.00	$1,000.00	$2.47

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$2.50

Class Y Actual[4]	$1,000.00	$1,000.00	$2.42

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45

Class Z Actual[4]	$1,000.00	$1,001.00	$1.46

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	$1.48

Institutional Investor Class Actual[4]	$1,000.00	$1,000.50	$1.97

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.24	$1.99

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.48%, 0.49%, 0.48%, 0.29%, and 0.39% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended August 31, 2009 of 0.00%, 0.00%, 0.00%, 0.10%, and 0.05% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

First American Funds 2009 Annual Report   5

Expense Examples

 Treasury Obligations Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (3/01/09 to
	Value (3/01/09)	Value (8/31/09)	8/31/09)

Class A Actual[2]	$1,000.00	$1,000.00	$2.17

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	$2.19

Class D Actual[2]	$1,000.00	$1,000.10	$2.12

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,023.09	$2.14

Class Y Actual[2]	$1,000.00	$1,000.30	$1.76

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79

Class Z Actual[2]	$1,000.00	$1,001.00	$1.16

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$1.17

Institutional Investor Class Actual[2]	$1,000.00	$1,000.60	$1.51

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53

Reserve Class Actual[2]	$1,000.00	$1,000.00	$2.17

Reserve Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.04	$2.19

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.43%, 0.42%, 0.35%, 0.23%, 0.30%, and 0.43% for Class A, Class D, Class Y, Class Z, Institutional Investor Class, and Reserve Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended August 31, 2009 of 0.00%, 0.01%, 0.03%, 0.10%, 0.06%, and 0.00% for Class A, Class D, Class Y, Class Z, Institutional Investor Class, and Reserve Class, respectively.

 U.S. Treasury Money Market Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (3/01/09 to
	Value (3/01/09)	Value (8/31/09)	8/31/09)

Class A Actual[4]	$1,000.00	$1,000.00	$1.06

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$1.07

Class D Actual[4]	$1,000.00	$1,000.00	$1.06

Class D Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$1.07

Class Y Actual[4]	$1,000.00	$1,000.00	$1.31

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,023.89	$1.33

Class Z Actual[4]	$1,000.00	$1,000.10	$1.16

Class Z Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$1.17

Institutional Investor Class Actual[4]	$1,000.00	$1,000.00	$1.26

Institutional Investor Class Hypothetical (5% return before expenses)	$1,000.00	$1,023.95	$1.28

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.21%, 0.21%, 0.26%, 0.23%, and 0.25% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended August 31, 2009 of 0.00%, 0.00%, 0.00%, 0.01%, and 0.00% for Class A, Class D, Class Y, Class Z, and Institutional Investor Class, respectively.

6   First American Funds 2009 Annual Report

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
First American Funds, Inc.

We have audited the accompanying statements of assets and liabilities of First American Funds, Inc. (comprised of the Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund and U.S. Treasury Money Market Fund) (the funds), including the schedules of investments, as of August 31, 2009, and the related statements of operations and changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2009, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting the First American Funds, Inc. at August 31, 2009, the results of their operations, the changes in their net assets and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
October 22, 2009

First American Funds 2009 Annual Report   7

Schedule of Investments  August 31, 2009, all dollars are rounded to thousands (000)

Government Obligations Fund
DESCRIPTION	PAR	FAIR VALUE

U.S. Government Agency Obligations – 70.0%
U.S. Agency Debentures – 70.0%
Federal Farm Credit Bank
0.241% 09/01/2009 Δ	$248,500	$248,500
0.196% 09/03/2009 Δ	150,000	149,972
0.364% 09/26/2009 Δ	150,000	149,998
0.350% 10/01/2009 Δ	149,100	148,461
0.508% 10/06/2009 Δ	48,500	48,500
0.470% 11/04/2009 Δ	199,500	199,560
0.810% 11/18/2009 Δ	50,000	50,150
Federal Home Loan Bank
0.510% 09/01/2009 Δ	199,500	199,500
0.630% 09/01/2009 Δ	149,750	149,750
0.002% 09/01/2009 ¤	100,000	100,000
0.510% 09/01/2009 Δ	150,000	150,000
0.670% 09/01/2009 Δ	100,000	100,000
0.380% 09/01/2009 Δ	49,750	49,750
0.550% 09/01/2009 Δ	50,000	50,000
0.790% 09/01/2009 Δ	200,000	200,000
0.830% 09/01/2009 Δ	158,000	157,983
0.189% 09/02/2009 Δ	150,000	150,000
0.146% 09/09/2009 ¤	57,600	57,598
0.178% 09/09/2009 ¤	50,000	49,998
0.650% 09/10/2009 Δ	63,000	63,002
0.325% 09/13/2009 Δ	99,700	99,700
0.171% 09/16/2009 ¤	182,387	182,373
0.213% 09/23/2009 ¤	200,000	199,973
3.000% 09/25/2009	20,000	20,034
0.175% 09/25/2009 ¤	232,000	231,972
0.181% 09/28/2009 Δ	75,000	74,990
0.196% 10/02/2009 ¤	51,120	51,111
0.435% 10/13/2009 Δ	150,000	150,024
0.725% 10/13/2009	100,700	100,700
0.405% 10/14/2009 Δ	125,000	124,978
0.198% 10/14/2009 ¤	38,993	38,984
0.209% 10/20/2009 ¤	100,000	99,971
0.329% 10/23/2009 ¤	125,000	124,940
0.354% 10/26/2009 Δ	249,800	249,800
0.622% 11/05/2009 Δ	330,000	330,000
0.274% 11/08/2009 Δ	200,000	200,000
0.260% 11/17/2009 Δ	99,500	99,476
0.275% 11/20/2009 Δ	74,500	74,488
0.580% 02/24/2010	69,100	69,110
1.050% 03/05/2010 ▼	175,925	175,870
1.100% 03/16/2010	75,000	74,955
0.900% 04/07/2010	75,000	74,973
0.875% 04/15/2010	9,000	9,012
0.800% 04/23/2010	99,250	99,250
0.820% 04/28/2010	50,000	49,994
0.800% 04/30/2010	100,000	100,000
0.625% 06/10/2010	100,000	100,000
3.000% 06/11/2010	70,000	71,371
0.700% 06/25/2010	99,800	99,800
0.750% 06/25/2010	73,000	73,000
0.720% 06/28/2010	50,000	50,000
0.680% 07/02/2010	100,000	100,000
0.650% 07/28/2010	100,000	100,000
Federal Home Loan Mortgage Corporation
0.520% 09/01/2009 Δ	150,000	150,000
0.001% 09/01/2009 ¤	203,850	203,850
0.110% 09/02/2009 ¤	62,062	62,062
0.314% 09/03/2009 Δ	200,000	199,953
0.187% 09/08/2009 ¤	307,900	307,887
0.154% 09/08/2009 Δ	119,000	118,970
0.179% 09/08/2009 Δ	148,000	148,000
0.568% 09/14/2009 ¤	48,085	48,074
0.660% 09/14/2009 ¤	50,000	49,987
6.625% 09/15/2009	139,750	140,018
0.259% 09/18/2009 Δ	250,000	249,986
0.243% 09/18/2009 Δ	376,950	376,948
0.193% 09/21/2009 ¤	125,000	124,986
0.676% 09/21/2009 ¤	75,000	74,971
0.184% 09/21/2009 ¤	44,800	44,795
0.249% 09/21/2009 Δ	214,500	214,503
0.249% 09/21/2009 Δ	100,000	100,000
0.173% 09/23/2009 Δ	99,500	99,491
0.215% 09/25/2009 ¤	24,145	24,141
0.224% 09/28/2009 ¤	231,600	231,560
0.220% 09/28/2009 ¤	231,645	231,606
0.201% 09/28/2009 ¤	100,000	99,985
0.197% 10/07/2009 ¤	52,500	52,490
0.325% 10/10/2009 Δ	275,000	275,000
0.410% 10/12/2009 Δ	492,600	492,600
0.199% 10/19/2009 ¤	41,350	41,339
0.671% 10/30/2009 Δ	200,000	200,000
4.750% 11/03/2009	38,920	39,186
0.210% 11/09/2009 ¤	100,000	99,960
0.225% 11/09/2009 ¤	75,000	74,968
0.250% 11/16/2009 ¤	250,000	249,868
0.281% 12/14/2009 ¤	75,000	74,939
0.394% 02/22/2010 ¤	66,670	66,544
0.394% 03/16/2010 ¤	189,489	189,087
2.875% 04/30/2010	20,000	20,294
Federal National Mortgage Association
0.370% 09/01/2009 Δ	100,000	100,000
0.400% 09/01/2009 Δ	225,000	224,995
0.455% 09/01/2009 Δ	99,000	99,000
0.390% 09/01/2009 Δ	75,000	75,000
0.390% 09/01/2009 Δ	75,000	75,000
0.292% 09/02/2009 ¤	50,000	49,999
0.292% 09/02/2009 ¤	100,000	99,998
0.308% 09/09/2009 ¤	274,150	274,129
6.625% 09/15/2009	150,371	150,691
0.475% 09/16/2009 ¤	100,000	99,979
0.203% 09/21/2009 ¤	150,000	149,983
0.193% 09/21/2009 ¤	125,000	124,986
0.208% 09/23/2009 ¤	271,330	271,294
0.498% 09/28/2009 ¤	46,750	46,732
0.225% 09/30/2009 ¤	23,900	23,896
0.177% 10/01/2009 ¤	100,000	99,985
0.197% 10/01/2009 ¤	75,000	74,988
0.198% 10/09/2009 ¤	45,000	44,991
0.400% 10/13/2009 Δ	245,000	244,979
0.208% 10/14/2009 ¤	205,412	205,360
0.189% 10/21/2009 ¤	100,000	99,974
0.249% 10/29/2009 ¤	63,174	63,149
0.404% 11/12/2009 Δ	499,500	499,007
0.837% 12/28/2009 ¤	100,000	99,728
0.908% 01/04/2010 ¤	100,000	99,688
7.250% 01/15/2010	300,000	306,964
2.375% 05/20/2010	68,142	69,028

Total U.S. Government Agency Obligations
(Cost $15,125,142)		15,125,142

FDIC Insured Corporate Notes – 5.7%
Bank of America
0.750% 10/16/2009 ■	195,450	195,450
0.546% 10/29/2009 Δ	300,000	300,000
0.422% 11/05/2009 Δ	300,000	300,000

The accompanying notes are an integral part of the financial statements.

8   First American Funds 2009 Annual Report

Government Obligations Fund (continued)
DESCRIPTION	PAR/SHARES	FAIR VALUE

General Electric Capital
1.033% 09/09/2009 Δ	$150,000	$150,000
0.598% 10/08/2009 Δ	100,000	100,000
Goldman Sachs
0.764% 09/17/2009 Δ	60,000	60,000
Regions Bank
1.048% 09/11/2009 Δ	125,000	125,000

Total FDIC Insured Corporate Notes
(Cost $1,230,450)		1,230,450

FDIC Insured Commercial Paper – 0.9%
Citigroup Funding ¤
0.002%, 09/11/2009
(Cost $199,987)	200,000	199,987

Repurchase Agreements – 23.3%
Bank of America
0.210%, dated 08/31/2009, matures 09/01/2009, repurchase price $448,672 (collateralized by various securities: Total market value $457,643)	448,669	448,669
Barclays Bank
0.210%, dated 08/31/2009, matures 09/01/2009, repurchase price $500,003 (collateralized by various securities: Total market value $510,001)	500,000	500,000
BNP
0.210%, dated 08/31/2009 , matures 09/01/2009, repurchase price $3,500,020 (collateralized by various securities: Total market value $3,570,000)	3,500,000	3,500,000
HSBC
0.200%, dated 08/31/2009 , matures 09/01/2009, repurchase price $600,003 (collateralized by various securities: Total market value $612,003)	600,000	600,000

Total Repurchase Agreements
(Cost $5,048,669)		5,048,669

Investments Purchased with Proceeds from Securities Lending † – 0.0%
Repurchase Agreement – 0.0%
Credit Suisse
0.220%, dated 08/31/2009, matures 09/01/2009, repurchase price $3,075 (collateralized by various securities: Total market value $3,075)	3,075	3,075

Money Market Fund – 0.0%
Dreyfus Treasury Prime Cash Management Fund, 0.010% Ω ¬	229	—

Total Investments Purchased with Proceeds from Securities Lending – 0.0%
(Cost $3,075)		3,075

Total Investments ▲ – 99.9%
(Cost $21,607,323)		21,607,323

Other Assets and Liabilities, Net – 0.1%		11,877

Total Net Assets – 100.0%		$21,619,200

Δ	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2009. The date shown is the next reset date.

¤	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the effective yield as of August 31, 2009.

▼	This security or a portion of this security was out on loan at August 31, 2009. Total loaned securities had a fair value of $3,010 at August 31, 2009.
Government Obligations Fund (concluded)

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of August 31, 2009, the fair value of these investments was $195,450 or 0.9% of total net assets.

†	The fund may loan securities representing up to one-third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in U.S. Government securities or other high-grade debt obligations. See note 2 in Notes to Financial Statements.

Ω	The rate quoted is the annualized seven-day yield of the investment at period end.

¬	Due to the presentation of the financial statements in thousands, the fair value of this investment rounds to zero.

▲	On August 31, 2009, the cost of investments for federal income tax purposes was $21,607,323. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

First American Funds 2009 Annual Report   9

Schedule of Investments  August 31, 2009, all dollars are rounded to thousands (000)

Prime Obligations Fund
DESCRIPTION	PAR	FAIR VALUE

Certificates of Deposit – 24.0%
Abbey National
0.280%, 11/12/2009	$100,000	$100,000
0.340%, 02/26/2010	100,000	100,000
Bank of Montreal Chicago
0.310%, 09/04/2009	100,000	100,000
0.320%, 09/29/2009	100,000	100,000
0.320%, 10/09/2009	100,000	100,000
Bank of Nova Scotia
0.950%, 10/02/2009	100,000	100,000
0.240%, 10/13/2009	100,000	100,000
0.880%, 10/23/2009	100,000	100,000
0.671%, 11/06/2009 Δ	125,000	125,000
0.505%, 11/16/2009 Δ	75,000	75,000
0.960%, 06/01/2010	50,000	50,000
Barclays Bank
0.890%, 09/01/2009 Δ	50,000	50,000
1.760%, 10/16/2009	100,000	100,000
0.320%, 10/27/2009	100,100	100,100
1.100%, 11/20/2009	35,000	35,000
0.800%, 01/06/2010	65,000	65,000
0.780%, 01/15/2010	75,000	75,000
0.710%, 02/05/2010	100,000	100,000
0.660%, 02/24/2010	50,000	50,000
BNP Paribas
0.630%, 09/01/2009	75,000	75,000
0.880%, 09/21/2009	100,000	100,000
0.320%, 10/23/2009	100,000	100,000
0.290%, 12/29/2009	100,000	100,000
0.730%, 03/23/2010	150,000	150,000
0.430%, 05/20/2010	100,000	100,000
Calyon
0.460%, 09/01/2009 Δ	75,000	75,000
0.580%, 09/15/2009	50,000	50,000
0.650%, 10/15/2009	50,000	50,000
0.600%, 11/23/2009	125,000	125,000
0.630%, 12/03/2009	125,000	125,000
0.800%, 03/16/2010	100,000	100,000
0.750%, 03/24/2010	50,000	50,000
0.800%, 04/06/2010	50,000	50,000
0.660%, 05/18/2010	50,000	50,007
Canadian Imperial Bank
0.250%, 09/03/2009	101,000	101,000
0.280%, 10/29/2009	150,000	150,000
0.330%, 11/25/2009	100,000	100,000
0.270%, 02/23/2010	150,000	150,000
Deustche Bank
0.839%, 09/21/2009 Δ	150,000	150,000
0.310%, 11/06/2009	100,000	100,002
0.300%, 11/12/2009	75,000	75,000
Lloyds Bank
0.550%, 09/17/2009	125,000	125,000
0.550%, 09/22/2009	50,000	50,000
0.830%, 10/05/2009	75,000	75,000
0.226%, 10/06/2009 Δ	100,000	100,000
1.450%, 10/21/2009	25,000	25,000
0.440%, 10/23/2009	75,000	75,000
0.400%, 11/12/2009	50,000	50,000
0.560%, 01/04/2010	75,000	75,000
National Australia Bank
0.340%, 11/02/2009	75,000	75,000
0.850%, 11/09/2009	75,000	75,000
0.750%, 03/24/2010	100,000	100,005
Natixis
0.311%, 09/30/2009 Δ	100,000	100,000
0.320%, 10/21/2009	100,000	100,000
Nordea Bank
1.300%, 05/19/2010	110,000	110,000
1.120%, 06/01/2010	75,000	75,000
0.910%, 07/06/2010	50,000	50,000
0.830%, 07/29/2010	50,000	50,000
Rabobank
0.320%, 12/01/2009	100,000	100,000
1.520%, 03/19/2010	75,000	75,420
0.850%, 06/01/2010	75,000	75,000
1.130%, 06/10/2010	75,000	75,000
1.000%, 06/16/2010	50,000	50,000
Royal Bank of Canada
0.897%, 10/01/2009 Δ	65,500	65,500
Royal Bank of Scotland
0.610%, 09/10/2009	75,000	75,000
0.720%, 09/11/2009 Δ	50,000	50,000
0.470%, 10/30/2009	75,000	75,000
0.660%, 01/04/2010	75,000	75,000
Societe Generale
0.680%, 09/01/2009	74,000	74,000
0.230%, 09/08/2009	100,000	100,000
0.280%, 10/19/2009	75,000	75,000
0.420%, 02/24/2010	100,000	100,000
Svenska Handelsbanken
0.280%, 11/12/2009	100,000	100,000
0.860%, 12/10/2009 Δ	125,000	125,008
0.780%, 03/19/2010	51,500	51,500
0.620%, 04/12/2010	50,000	50,000
Toronto Dominion Bank
1.000%, 09/04/2009	150,000	150,000
0.740%, 11/17/2009 Δ	150,000	150,000
0.750%, 03/09/2010	75,000	75,000
0.420%, 03/15/2010	100,000	100,011
UBS Finance
0.690%, 09/28/2009	50,000	50,000
0.585%, 10/15/2009	75,000	75,000
0.585%, 10/26/2009	100,000	100,000
0.472%, 11/05/2009 Δ	100,000	100,000
Westpac Bank
1.000%, 09/04/2009	100,000	100,000
0.260%, 09/11/2009 Δ	100,000	100,000
0.704%, 11/13/2009 Δ	150,000	150,000
0.850%, 11/14/2009 Δ	100,000	100,000

Total Certificates of Deposit
(Cost $7,702,553)		7,702,553

U.S. Government Agency Obligations – 21.9%
U.S. Agency Debentures – 21.9%
Federal Farm Credit Bank
0.364%, 09/26/2009 Δ	150,000	149,998
Federal Home Loan Bank
0.500%, 09/01/2009 Δ	200,000	200,000
0.620%, 09/01/2009 Δ	149,750	149,750
0.660%, 09/01/2009 Δ	100,000	100,000
0.840%, 09/01/2009 Δ	150,000	150,000
0.325%, 09/13/2009 Δ	100,000	100,000
2.720%, 09/18/2009	200,000	200,228
0.198%, 10/09/2009	21,875	21,870
0.208%, 10/09/2009	100,000	99,978
0.435%, 10/13/2009 Δ	245,000	245,041
0.405%, 10/14/2009 Δ	125,000	124,978
0.354%, 10/26/2009 Δ	250,000	250,000
0.622%, 11/05/2009 Δ	330,000	330,000
0.394%, 11/10/2009 Δ	150,000	149,992
0.396%, 11/19/2009 Δ	100,000	99,984

The accompanying notes are an integral part of the financial statements.

10   First American Funds 2009 Annual Report

Prime Obligations Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

1.050%, 03/05/2010	$150,000	$149,953
1.100%, 03/16/2010 ¤	75,000	74,955
0.900%, 04/07/2010	100,000	99,988
0.720%, 06/28/2010	50,000	50,000
0.680%, 07/02/2010	50,000	50,000
0.650%, 07/28/2010	100,000	100,000
0.750%, 08/24/2010	100,000	100,000
0.680%, 08/25/2010	100,000	100,000
Federal Home Loan Mortgage Corporation
0.002%, 09/01/2009 ¤	150,000	150,000
0.001%, 09/01/2009	125,000	125,000
0.510%, 09/01/2009 Δ	150,000	150,000
0.292%, 09/02/2009 ¤	100,000	99,998
0.183%, 09/08/2009	262,300	262,290
0.259%, 09/18/2009 Δ	172,800	172,790
0.197%, 10/05/2009	50,000	49,991
0.325%, 10/10/2009 Δ	249,000	249,000
0.410%, 10/12/2009 Δ	500,000	500,000
0.239%, 10/26/2009	75,000	74,972
0.671%, 10/30/2009 Δ	300,000	300,000
0.200%, 11/09/2009	100,000	99,962
0.220%, 11/23/2009	100,000	99,949
0.630%, 12/03/2009 Δ	200,000	199,953
Federal National Mortgage Association
0.002%, 09/01/2009 ¤	100,000	100,000
0.390%, 09/01/2009 Δ	100,000	99,999
0.445%, 09/01/2009 Δ	100,000	100,000
0.400%, 10/13/2009 Δ	250,000	249,979
0.404%, 11/12/2009 Δ	700,000	699,497
0.836%, 12/21/2009 ¤	150,000	149,616

Total U.S. Government Agency Obligations
(Cost $7,029,711)		7,029,711

Commercial Paper – 19.8%
Asset-Backed ■ – 11.0%
Atlantic Asset Securitization
0.183%, 09/02/2009	40,000	39,999
0.228%, 09/04/2009	47,000	46,999
0.352%, 09/28/2009	110,000	109,970
0.205%, 09/29/2009	51,200	51,192
0.257%, 10/05/2009	50,000	49,988
0.306%, 10/09/2009	50,000	49,984
0.288%, 10/20/2009	43,000	42,983
Barton Capital
0.110%, 09/02/2009	43,005	43,005
0.195%, 09/03/2009	27,242	27,242
0.219%, 09/16/2009	53,018	53,013
0.257%, 10/05/2009	50,000	49,988
0.295%, 10/05/2009	51,038	51,023
0.296%, 10/07/2009	50,000	49,985
0.306%, 10/09/2009	20,054	20,047
Bryant Park Funding
0.265%, 09/08/2009	80,000	79,995
0.217%, 09/15/2009	50,000	49,996
0.219%, 09/16/2009	39,297	39,293
0.298%, 10/21/2009	25,000	24,990
0.280%, 11/12/2009	10,000	9,994
Chariot Funding
0.205%, 09/08/2009	60,403	60,400
0.215%, 09/09/2009	67,000	66,997
0.248%, 10/13/2009	41,200	41,188
Fairway Finance
0.214%, 09/08/2009	69,800	69,797
0.207%, 09/09/2009	50,000	49,998
0.210%, 09/16/2009	75,000	74,993
0.335%, 09/18/2009	47,249	47,241
0.288%, 10/14/2009	50,038	50,021
0.280%, 11/09/2009	20,016	20,005
0.280%, 11/16/2009	60,549	60,513
Falcon Asset Securitization
0.196%, 09/29/2009	45,018	45,011
Liberty Street Funding
0.250%, 09/01/2009	100,000	100,000
0.212%, 09/10/2009	50,000	49,997
0.257%, 10/06/2009	50,000	49,987
0.248%, 10/13/2009	50,000	49,986
0.290%, 11/10/2009	80,000	79,955
Old Line Funding
0.205%, 09/08/2009	20,008	20,007
0.211%, 09/14/2009	75,490	75,484
0.219%, 09/17/2009	33,211	33,208
0.214%, 09/24/2009	50,018	50,011
0.315%, 10/05/2009	50,040	50,025
0.297%, 10/13/2009	50,000	49,982
0.317%, 10/13/2009	41,356	41,340
0.290%, 11/06/2009	28,674	28,659
Sheffield Receivables
0.219%, 09/17/2009	60,000	59,994
0.266%, 10/07/2009	30,000	29,992
0.258%, 10/16/2009	65,000	64,979
0.249%, 10/22/2009	16,000	15,994
0.241%, 10/23/2009	65,000	64,977
0.260%, 11/05/2009	25,000	24,988
0.260%, 11/09/2009	75,000	74,963
Starbird Funding
0.220%, 09/01/2009	50,000	50,000
0.128%, 09/02/2009	50,000	50,000
0.214%, 09/08/2009	50,000	49,998
0.270%, 11/04/2009	49,000	48,976
0.270%, 11/09/2009	50,000	49,974
0.261%, 11/23/2009	75,000	74,955
Straight-A Funding
0.329%, 09/08/2009	30,000	29,998
0.206%, 09/14/2009	25,013	25,011
0.353%, 10/01/2009	50,000	49,985
0.237%, 10/05/2009	50,000	49,989
0.248%, 10/19/2009	21,000	20,993
0.279%, 11/02/2009	50,000	49,976
0.270%, 11/09/2009	50,000	49,974
0.280%, 11/09/2009	50,040	50,013
0.261%, 11/23/2009	100,000	99,940
0.261%, 11/23/2009	25,000	24,985
0.261%, 11/23/2009	50,000	49,970
Thames Asset Global Securitization
0.192%, 09/04/2009	29,113	29,112
0.328%, 10/19/2009	50,000	49,978
0.310%, 11/09/2009	76,120	76,075
Thunder Bay Funding
0.191%, 09/17/2009	44,000	43,996
Windmill Funding
0.318%, 10/20/2009	20,000	19,991

		3,534,267

Non Asset-Backed – 8.8%
Allianz
0.310%, 09/08/2009 ■	48,000	47,997
0.361%, 09/09/2009 ■	25,000	24,998

First American Funds 2009 Annual Report   11

Schedule of Investments  August 31, 2009, all dollars are rounded to thousands (000)

Prime Obligations Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Bank of America
0.190%, 09/01/2009	$200,000	$200,000
BNP Paribas
0.251%, 11/30/2009	50,000	49,969
0.333%, 02/26/2010	50,000	49,918
Commonwealth Bank of Australia
0.241%, 11/30/2009	50,000	49,970
Danske Bank
0.128%, 09/02/2009 ■	50,000	50,000
0.170%, 09/03/2009 ■	116,730	116,728
0.236%, 10/01/2009 ■	38,544	38,536
0.334%, 10/02/2009 ■	75,000	74,978
0.563%, 11/18/2009 ■ Δ	100,000	100,000
0.564%, 12/22/2009 ■	50,000	49,913
0.353%, 01/15/2010 ■	50,000	49,934
Eksportfinans
0.224%, 09/08/2009 ■	25,000	24,999
0.228%, 09/21/2009 ■	30,000	29,996
0.196%, 09/28/2009 ■	50,000	49,993
0.226%, 10/05/2009 ■	100,000	99,978
ING Bank
0.236%, 10/01/2009	50,000	49,990
0.297%, 10/13/2009	54,374	54,355
0.238%, 10/16/2009	100,000	99,970
0.299%, 10/26/2009	75,000	74,966
0.410%, 11/09/2009	23,850	23,831
0.351%, 11/18/2009	50,000	49,962
KBC Financial Products
0.237%, 09/02/2009 ■	100,000	99,999
0.415%, 09/08/2009 ■	75,000	74,993
0.492%, 10/02/2009 ■	100,000	99,957
Lloyds Bank
0.473%, 12/22/2009	25,000	24,963
National Australia Bank
0.292%, 01/04/2010	75,000	74,924
Natixis
0.244%, 09/25/2009 ■	75,000	74,987
Royal Bank of Scotland
0.368%, 09/11/2009 ■	44,000	43,995
0.377%, 09/21/2009 ■	85,000	84,982
0.299%, 10/26/2009 ■	25,000	24,988
Santander Centro Hispanico
0.653%, 12/04/2009	100,000	99,831
0.504%, 01/14/2010	50,000	49,906
Societe Generale
0.224%, 09/08/2009	100,000	99,995
0.319%, 11/02/2009	50,000	49,973
0.403%, 01/05/2010	75,000	74,895
Svenska Handelsbanken
0.299%, 10/20/2009	75,000	74,969
UBS Finance
0.266%, 09/10/2009	50,000	49,996
0.621%, 09/10/2009	40,000	39,993
0.631%, 09/14/2009	50,000	49,988
0.346%, 11/24/2009	50,000	49,960
0.343%, 11/25/2009	35,000	34,972
0.605%, 12/30/2009	50,000	49,900
Westpac Bank
0.301%, 11/24/2009 ■	50,000	49,965

		2,839,112

Total Commercial Paper
(Cost $6,373,379)		6,373,379

Corporate Notes – 10.1%
3M Company
7.139%, 12/14/2009 ■	150,000	151,850
Bank of America
0.798%, 10/05/2009 ■ ¥ Δ	100,000	100,000
Bayerische Landesbank
0.328%, 09/24/2009 Δ	175,000	175,000
BP Capital Markets
0.768%, 09/11/2009 Δ	149,000	149,000
Commonwealth Bank of Australia
0.590%, 09/11/2009 ■ Δ	90,000	90,000
1.625%, 10/03/2009 ■ Δ	59,000	59,000
1.136%, 11/07/2009 ■ Δ	150,000	150,000
0.380%, 11/27/2009 ■ Δ	58,500	58,500
Danske Bank
0.954%, 10/25/2009 ■ Δ	100,000	100,000
General Electric Capital
0.316%, 10/09/2009 ¥ Δ	200,000	200,000
Hartford Life Global Funding
0.651%, 10/01/2009 ¥ Δ	100,000	100,000
HSBC
0.925%, 10/15/2009 Δ	100,000	100,000
ING Bank
0.924%, 09/16/2009 ■ Δ	75,000	75,000
National Australia Bank
0.859%, 10/06/2009 ■ Δ	125,000	125,000
0.859%, 10/06/2009 ■ Δ	99,000	99,006
0.914%, 11/09/2009 ■ Δ	28,600	28,640
Nordea Bank
0.717%, 10/24/2009 ■ Δ	125,000	125,006
0.872%, 10/24/2009 ■ Δ	99,000	99,000
Pricoa Global Funding
0.744%, 11/13/2009 ■ ¥ Δ	50,000	50,000
Procter & Gamble
0.663%, 09/09/2009 Δ	75,000	75,000
0.478%, 11/07/2009 Δ	71,900	71,900
0.714%, 11/09/2009 Δ	90,000	90,000
Rabobank
0.684%, 11/09/2009 ■ Δ	150,000	150,000
Royal Bank of Canada
0.635%, 11/15/2009 ■ Δ	124,000	124,000
Royal Bank of Scotland
1.029%, 09/15/2009 ■ Δ	159,000	159,000
Toyota Motor Credit
0.570%, 09/12/2009 Δ	65,000	65,001
0.570%, 09/12/2009 Δ	75,000	75,002
0.640%, 09/12/2009 Δ	40,000	40,002
Wal-Mart Stores
0.750%, 12/01/2009 Δ	200,000	206,912
0.750%, 07/01/2010	19,000	19,503
Wells Fargo Bank
0.729%, 09/15/2009 Δ	90,000	90,012
Westpac Bank
0.491%, 10/28/2009 ■ Δ	50,000	50,000

Total Corporate Notes
(Cost $3,251,334)		3,251,334

FDIC Insured Corporate Notes – 2.9%
Bank of America
0.750%, 10/16/2009	195,450	195,450
0.546%, 10/29/2009 Δ	300,000	300,000
General Electric Capital
0.598%, 10/08/2009 Δ	100,000	100,000
1.033%, 12/09/2009 Δ	150,000	150,000
Goldman Sachs
0.764%, 09/17/2009 Δ	65,000	65,000

The accompanying notes are an integral part of the financial statements.

12   First American Funds 2009 Annual Report

Prime Obligations Fund (continued)
DESCRIPTION	PAR/SHARES	FAIR VALUE

Regions Bank
1.048%, 12/11/2009 Δ	$125,000	$125,000

Total FDIC Insured Corporate Notes
(Cost $935,450)		935,450

Money Market Funds Ω – 1.8%
DWS Money Market, 0.220%	309,495,000	309,495
Goldman Sachs Money Market, 0.190%	259,771,000	259,771

Total Money Market Funds
(Cost $569,266)		569,266

Master Note – 0.6%
Bank of America
0.480%, 09/01/2009 Δ
(Cost $200,000)	$200,000	200,000

Time Deposit – 0.2%
KBC
0.150%, 09/01/2009
(Cost $75,154)	75,154	75,154

Repurchase Agreements – 18.6%
Bank of America
0.210%, dated 08/31/2009, matures 09/01/2009, repurchase price $551,334 (collateralized by U.S. Treasury Obligations: Total market value $562,359)	551,331	551,331
Bank of America
0.190%, dated 08/31/2009, matures 09/01/2009, repurchase price $363,104 (collateralized by U.S. Treasury Obligations: Total market value $370,364)	363,102	363,102
Barclays
0.200%, dated 08/31/2009, matures 09/01/2009, repurchase price $1,900,011 (collateralized by U.S. Treasury Obligations: Total market value $1,938,000)	1,900,000	1,900,000
Goldman Sachs
0.200%, dated 08/31/2009, matures 09/01/2009, repurchase price $2,250,012 (collateralized by U.S. Treasury Obligations: Total market value $2,295,000)	2,250,000	2,250,000
ING Financial Markets
0.200%, dated 08/31/2009, matures 09/01/2009, repurchase price $700,004 (collateralized by U.S. Treasury Obligations: Total market value $714,004)	700,000	700,000
UBS
0.190%, dated 08/31/2009, matures 09/01/2009, repurchase price $200,001 (collateralized by U.S. Treasury Obligations: Total market value $204,002)	200,000	200,000

Total Repurchase Agreements
(Cost $5,964,433)		5,964,433

Total Investments ▲ – 99.9%
(Cost $32,101,280)		32,101,280

Other Assets and Liabilities, Net – 0.1%		18,223

Total Net Assets – 100.0%		$32,119,503

Prime Obligations Fund (concluded)

Δ	Variable Rate Security – The rate shown in the rate in effect as of August 31, 2009. The date shown is the next reset date.

¤	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the effective yield as of August 31, 2009.

■	Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of August 31, 2009. The fair value of these investments was $6,640,185 or 20.7% of total net assets.

¥	Illiquid Security – A security may be considered illiquid if it lacks a readily available market. As of August 31, 2009 the fair value of these investments was $450,000 or 1.4% of total net assets. See note 2 in Notes to Financial Statements.

Ω	The rate quoted is the annualized seven-day yield of the investment at period end.
▲	On August 31, 2009, the cost of investments for federal income tax purposes was $32,101,280. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

First American Funds 2009 Annual Report   13

Schedule of Investments  August 31, 2009, all dollars are rounded to thousands (000)

Tax Free Obligations Fund
DESCRIPTION	PAR	FAIR VALUE

Municipal Notes and Bonds – 97.5%
Arizona – 1.2%
Arizona Health Facilities Authority, The Terraces (LOC: Sovereign Bank) (LOC: Lloyds TSB)
0.280%, 09/07/2009 Δ	$11,000	$11,000
Phoenix Industrial Development Authority (LOC: Wells Fargo Bank)
0.280%, 09/07/2009 Δ	870	870
Pima County Industrial Development Authority, Harvest Preparatory Project (LOC: JPMorgan Chase Bank)
0.280%, 09/07/2009 Δ	8,700	8,700

		20,570

Arkansas – 0.4%
Little Rock Residential Housing & Public Facilities Board, Pleasant Woods Project (INS: FNMA)
0.350%, 09/07/2009 Δ	6,390	6,390

Colorado – 1.7%
Aurora Children’s Hospital, Series C (LOC: Wells Fargo Bank)
0.260%, 09/07/2009 Δ	5,885	5,885
Colorado Educational & Cultural Facilities, Mesivta L.A. (LOC: Bank of America)
0.280%, 09/07/2009 Δ	4,760	4,760
Colorado Educational & Cultural Facilities, Regis Jesuit High School Project (LOC: Wells Fargo Bank)
0.280%, 09/07/2009 Δ	1,380	1,380
Colorado Health Facilities Authority, Bethesda Living Centers, Series A (LOC: LaSalle Bank)
0.280%, 09/07/2009 Δ	4,750	4,750
Colorado Health Facilities Authority, Christian Living Community, Series C-1 (LOC: Sovereign Bank) (LOC: Citibank)
0.280%, 09/07/2009 Δ	1,500	1,500
Colorado Health Facilities Authority, Covenant Retirement, Series A (LOC: LaSalle Bank)
0.280%, 09/07/2009 Δ	7,025	7,025
Colorado Springs Fine Arts Center Project (LOC: Wells Fargo Bank)
0.280%, 09/07/2009 Δ	3,680	3,680

		28,980

District of Columbia – 0.5%
District of Columbia, Georgetown University, Series C (LOC: TD Bank)
0.250%, 09/07/2009 Δ	4,000	4,000
District of Columbia, Progressive Life Center, Series A (LOC: Branch Banking & Trust)
0.330%, 09/07/2009 Δ	3,695	3,695

		7,695

Florida – 3.1%
Broward County Educational Facilities Authority, Nova Southeastern University, Series A (LOC: Bank of America)
0.140%, 09/01/2009 Δ	1,400	1,400
Dade County Industrial Development Authority, Dolphins Stadium Project, Series B (LOC: Societe Generale)
0.240%, 09/07/2009 Δ	5,500	5,500
Dade County Industrial Development Authority, Dolphins Stadium Project, Series D (LOC: Societe Generale)
0.240%, 09/07/2009 Δ	5,000	5,000
Jacksonville Health Facilities Authority, Baptist Hospital Revenue, Series C (LOC: Bank of America)
0.140%, 09/01/2009 Δ	4,195	4,195
Lakeland Energy System, Series A (LOC: BNP Paribas)
0.190%, 09/07/2009 Δ	20,400	20,400
Miami-Dade County Industrial Development Authority, American Public Media Group (LOC: Northern Trust)
0.200%, 09/01/2009 Δ	8,000	8,000
Orange County Health Facilities Authority, Orlando Regional, Series E (LOC: Branch Banking & Trust)
0.340%, 09/07/2009 Δ	4,500	4,500
Palm Beach County, Jewish Community Campus (LOC: Northern Trust)
0.490%, 09/07/2009 Δ	2,140	2,140

		51,135

Idaho – 0.2%
Boise Urban Renewal Agency, Capital City (LOC: Bank of America)
0.350%, 09/07/2009 Δ	2,670	2,670

Illinois – 14.1%
Chicago, Neighborhoods Alive, Series 21B3 (General Obligation) (LOC: Bank of America)
0.220%, 09/01/2009 Δ	8,750	8,750
Chicago, Neighborhoods Alive, Series 21B4 (General Obligation) (LOC: Bank of New York)
0.170%, 09/01/2009 Δ	5,185	5,185
Chicago, Neighborhoods Alive, Series 21B5 (General Obligation) (LOC: Northern Trust)
0.170%, 09/01/2009 Δ	11,450	11,450
Chicago Wastewater Transmission, Subseries C-1 (LOC: Harris Bank)
0.180%, 09/01/2009 Δ	12,000	12,000
Chicago Wastewater Transmission, Subseries C-3 (LOC: Northern Trust)
0.180%, 09/01/2009 Δ	2,500	2,500
Cook County, Catholic Theological University Project (LOC: Harris Bank)
0.460%, 09/07/2009 Δ	13,900	13,900
Elmhurst Joint Commission Accreditation (LOC: JPMorgan Chase Bank)
0.280%, 09/07/2009 Δ	6,245	6,245
Illinois Development Finance Authority (LOC: Northern Trust)
0.320%, 09/07/2009 Δ	3,500	3,500
Illinois Development Finance Authority (LOC: Northern Trust) (LOC: Harris Bank) (LOC: Bank One)
0.170%, 09/07/2009 Δ	4,500	4,500
Illinois Development Finance Authority, Chinese American Service Project (LOC: LaSalle Bank)
0.330%, 09/07/2009 Δ	3,750	3,750
Illinois Development Finance Authority, Lake Forest (LOC: Northern Trust)
0.410%, 09/07/2009 Δ	6,255	6,255

The accompanying notes are an integral part of the financial statements.

14   First American Funds 2009 Annual Report

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Illinois Development Finance Authority, Mount Caramel High School Project (LOC: JPMorgan Chase Bank)
0.300%, 09/07/2009 Δ	$3,000	$3,000
Illinois Development Finance Authority, Solomon Schecter Day Schools (LOC: LaSalle Bank)
0.330%, 09/07/2009 ■ Δ	4,475	4,475
Illinois Development Finance Authority, St. Paul’s House Project (LOC: LaSalle Bank)
0.460%, 09/07/2009 Δ	4,725	4,725
Illinois Development Finance Authority, United Way/Crusade Mercy (LOC: LaSalle Bank)
0.330%, 09/07/2009 Δ	3,200	3,200
Illinois Educational Facilities Authority, Field Museum (LOC: Northern Trust)
0.270%, 09/07/2009 ■ Δ	1,800	1,800
Illinois Finance Authority, Chicago Horticultural Project (LOC: JPMorgan Chase Bank)
0.410%, 09/07/2009 Δ	9,000	9,000
Illinois Finance Authority, Lake Forest College (LOC: Northern Trust)
0.410%, 09/07/2009 Δ	2,500	2,500
Illinois Finance Authority, Merit School of Music Project (LOC: LaSalle Bank)
0.330%, 09/07/2009 Δ	2,300	2,300
Illinois Finance Authority, North Park University Project (LOC: JPMorgan Chase Bank)
0.280%, 09/07/2009 Δ	13,000	13,000
Illinois Finance Authority, Northwest Community Hospital, Series B (LOC: Wells Fargo Bank)
0.250%, 09/07/2009 Δ	3,390	3,390
Illinois Finance Authority, Northwest Community Hospital, Series C (LOC: Wells Fargo Bank)
0.250%, 09/07/2009 Δ	6,690	6,690
Illinois Finance Authority, Northwestern University, Series B
0.580%, 08/31/2010 Δ	31,900	31,900
Illinois Finance Authority, Proctor Hospital, Series B (LOC: JPMorgan Chase Bank)
0.220%, 09/07/2009 Δ	2,750	2,750
Illinois Finance Authority, Rest Haven Christian, Series B (LOC: Sovereign Bank) (LOC: KBC Bank)
0.330%, 09/07/2009 Δ	21,050	21,050
Illinois Finance Authority, Rest Haven Christian, Series C (LOC: Sovereign Bank) (LOC: KBC Bank)
0.330%, 09/07/2009 Δ	6,755	6,755
Illinois Finance Authority, Resurrection Health, Series B (LOC: JPMorgan Chase Bank)
0.230%, 09/01/2009 Δ	2,900	2,900
Illinois Finance Authority, Richard Driehaus Museum (LOC: Northern Trust)
0.410%, 09/07/2009 Δ	2,000	2,000
Illinois Finance Authority, Rush University Medical Center, Series A (LOC: Northern Trust)
0.240%, 09/07/2009 Δ	11,000	11,000
Illinois Finance Authority, Southern Illinois Healthcare (LOC: Bank of Nova Scotia)
0.290%, 09/07/2009 Δ	4,580	4,580
Illinois Finance Authority, Wesleyan University (LOC: Northern Trust)
0.240%, 09/07/2009 Δ	7,360	7,360
Illinois Health Facilities Authority, Riverside Health Systems (LOC: LaSalle Bank)
0.320%, 09/07/2009 Δ	4,400	4,400
McCook Revenue, St. Andrew Society, Series B (LOC: Northern Trust)
0.230%, 09/07/2009 Δ	1,700	1,700
Naperville Heritage YMCA Group (LOC: Citibank)
0.320%, 09/07/2009 Δ	6,700	6,700

		235,210

Indiana – 4.0%
Indiana Development Finance Authority, Educational Facilities (LOC: Bank One)
0.320%, 09/07/2009 ■ Δ	4,000	4,000
Indiana Finance Authority Health Systems, Sisters of St. Francis, Series F (LOC: Bank of New York)
0.230%, 09/07/2009 Δ	4,640	4,640
Indiana Finance Authority Health Systems, Sisters of St. Francis, Series H (LOC: JPMorgan Chase Bank)
0.250%, 09/07/2009 Δ	7,395	7,395
Indiana Finance Authority Health Systems, Sisters of St. Francis, Series I (LOC: Wells Fargo Bank)
0.200%, 09/07/2009 Δ	3,600	3,600
Indiana Finance Authority Health Systems, Sisters of St. Francis, Series J (LOC: Wells Fargo Bank)
0.200%, 09/07/2009 Δ	4,000	4,000
Indiana Finance Authority Hospital Revenue, Community Foundation (LOC: Harris Bank)
0.280%, 09/07/2009 Δ	6,800	6,800
Indiana Finance Authority Hospital Revenue, Floyd Memorial Hospital (LOC: Branch Banking & Trust)
0.200%, 09/01/2009 Δ	4,900	4,900
Indiana Finance Authority, Environmental Revenue (LOC: Royal Bank of Scotland)
0.270%, 09/07/2009 Δ	2,900	2,900
Indiana Health & Educational Facilities Financing Authority, Clarian Health, Series C (LOC: Branch Banking & Trust)
0.230%, 09/07/2009 Δ	6,975	6,975
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series A (LOC: Harris Bank)
0.280%, 09/07/2009 Δ	7,465	7,465
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series B (LOC: Harris Bank)
0.280%, 09/07/2009 Δ	10,385	10,385
Indiana Health Facilities Financing Authority, Bethesda Living Center, Series B (LOC: LaSalle Bank)
0.280%, 09/07/2009 Δ	4,520	4,520

		67,580

Iowa – 3.8%
Iowa Financial Authority, Central College Project (LOC: Wells Fargo Bank)
0.200%, 09/01/2009 Δ	17,780	17,780
Iowa Financial Authority, Drake University (LOC: Wells Fargo Bank)
0.200%, 09/01/2009 Δ	16,730	16,730
Iowa Financial Authority, Regional Blood Center (LOC: Wells Fargo Bank)
0.280%, 09/07/2009 Δ	775	775

First American Funds 2009 Annual Report   15

Schedule of Investments  August 31, 2009, all dollars are rounded to thousands (000)

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Iowa Financial Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
0.280%, 09/07/2009 Δ	$8,550	$8,550
Iowa Financial Retirement Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
0.280%, 09/07/2009 Δ	12,000	12,000
Iowa Higher Education Loan Authority, Private College Project (LOC: Harris Bank)
0.280%, 09/07/2009 Δ	5,500	5,500
Iowa Higher Education Loan Authority, Private College Project (LOC: JPMorgan Chase Bank)
0.200%, 09/01/2009 Δ	3,000	3,000

		64,335

Kansas – 0.6%
Prairie Village Revenue, Claridge Court (LOC: LaSalle Bank)
0.310%, 09/07/2009 Δ	7,620	7,620
Wamego Pollution Control, Utilicorp Project (LOC: Bank of America)
0.320%, 09/07/2009 Δ	2,300	2,300

		9,920

Kentucky – 0.9%
Kentucky Economic Development Finance Authority, Hospital Facilities, Baptist Healthcare, Series B-1 (LOC: JPMorgan Chase Bank)
0.110%, 09/01/2009 Δ	8,070	8,070
Kentucky Economic Development Finance Authority, Hospital Facilities, Baptist Healthcare, Series B-3 (LOC: Branch Banking & Trust)
0.200%, 09/07/2009 Δ	7,655	7,655

		15,725

Louisiana – 0.2%
Louisiana Public Facilities Authority, Christus Health, Series B2 (LOC: Bank of New York)
0.230%, 09/07/2009 Δ	2,500	2,500

Maryland – 2.2%
Carroll County Revenue, Fairhaven & Copper, Series B (LOC: LaSalle Bank)
0.280%, 09/07/2009 Δ	1,700	1,700
Maryland State Health & Higher Educational Facilities Authority, Adventist Healthcare, Series A (LOC: LaSalle Bank)
0.280%, 09/07/2009 Δ	3,000	3,000
Maryland State Health & Higher Educational Facilities Authority, Series A (LOC: Branch Banking & Trust) (SPA: Branch Banking & Trust)
0.280%, 09/07/2009 Δ	20,245	20,245
Maryland State Health & Higher Educational Facilities Authority, Series A (LOC: JPMorgan Chase Bank)
0.300%, 09/07/2009 Δ	11,250	11,250

		36,195

Massachusetts – 4.6%
Massachusetts State Development Finance Agency, Boston University, Series U-2 (LOC: BNP Paribas)
0.150%, 09/07/2009 Δ	5,000	5,000
Massachusetts State Development Finance Agency, Boston University, Series U-3 (LOC: BNP Paribas)
0.150%, 09/07/2009 Δ	9,555	9,555
Massachusetts State Development Finance Agency, Judge Rotenburg Center (LOC: Fleet Bank)
0.300%, 09/07/2009 Δ	5,040	5,040
Massachusetts State Health & Educational Facilities Authority, Dana Farber Cancer Institute, Series L2 (LOC: Bank of America)
0.250%, 09/07/2009 Δ	4,000	4,000
Massachusetts State Health & Educational Facilities Authority, Harvard University
0.150%, 09/07/2009 Δ	7,450	7,450
Massachusetts State Health & Educational Facilities Authority, Harvard University, Series BB
0.150%, 09/07/2009 Δ	26,275	26,275
Massachusetts State Health & Educational Facilities Authority, Henry Heywood, Series C-2 (LOC: TD Banknorth)
0.180%, 09/01/2009 Δ	3,785	3,785
Massachusetts State Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series J-1
0.150%, 09/07/2009 Δ	8,650	8,650
Massachusetts State Health & Educational Facilities Authority, Series R-10414 (SPA: Citibank)
0.290%, 09/07/2009 ■ Δ	7,550	7,550

		77,305

Michigan – 1.6%
Michigan Higher Educational Facilities Authority, Albion College (LOC: JPMorgan Chase Bank)
0.230%, 09/07/2009 Δ	5,125	5,125
University of Michigan, Series B (Commercial Paper)
0.300%, 11/02/2009	12,000	12,000
0.250%, 11/16/2009	10,000	10,000

		27,125

Minnesota – 9.6%
Eden Prairie, Multifamily Housing Authority (INS: FHLMC)
0.350%, 09/07/2009 Δ	14,505	14,505
Minneapolis (General Obligation)
5.000%, 12/01/2009	6,000	6,063
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care System, Allina Health, Series C1 (LOC: Wells Fargo Bank)
0.220%, 09/07/2009 Δ	10,000	10,000
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care System, Series B1 (LOC: Bank of New York)
0.180%, 09/07/2009 ■ Δ	28,000	28,000
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care System, Series B2 (LOC: Bank of New York)
0.200%, 09/07/2009 ■ Δ	33,475	33,475
Minnesota State (General Obligation)
5.000%, 10/01/2009	6,500	6,521

The accompanying notes are an integral part of the financial statements.

16   First American Funds 2009 Annual Report

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Oak Park Heights Multi-Family, Boutwells Landing (INS: FHLMC)
0.320%, 09/07/2009 Δ	$8,700	$8,700
Robbinsdale, North Memorial, Series A2 (LOC: Wells Fargo Bank)
0.180%, 09/01/2009 Δ	1,750	1,750
University of Minnesota, Series A
0.200%, 09/07/2009 Δ	17,900	17,900
University of Minnesota, Series A (Commercial Paper)
0.200%, 10/02/2009	10,000	10,000
University of Minnesota, Series B (Commercial Paper)
0.200%, 10/02/2009	4,000	4,000
0.400%, 01/06/2010	9,985	9,985
University of Minnesota, Series C (Commercial Paper)
0.200%, 10/02/2009	10,000	10,000

		160,899

Missouri – 1.3%
Missouri State Health & Educational Facilities (LOC: Bank One)
0.290%, 09/07/2009 Δ	6,435	6,435
Missouri State Health & Educational Facilities, Children’s Mercy Hospital, Series A (LOC: UBS)
0.310%, 09/07/2009 Δ	3,630	3,630
Missouri State Health & Educational Facilities, Children’s Mercy Hospital, Series B (LOC: UBS)
0.310%, 09/07/2009 Δ	9,605	9,605
Missouri State Health & Educational Facilities, Drury College (LOC: Bank of America)
0.200%, 09/01/2009 Δ	2,190	2,190

		21,860

Montana – 0.4%
Forsyth Pollution Control, PacifiCorp Project (LOC: BNP Paribas)
0.140%, 09/01/2009 Δ	6,760	6,760

Nevada – 0.7%
Reno (LOC: Bank of New York)
0.120%, 09/01/2009 Δ	12,215	12,215

New Hampshire – 0.5%
New Hampshire Health & Educational Facilities Authority, Riverwoods at Exeter (LOC: Bank of America)
0.280%, 09/07/2009 Δ	8,820	8,820

New Jersey – 3.0%
Hudson County Improvement Authority (LOC: Bank of New York)
0.220%, 09/07/2009 Δ	14,335	14,335
Mercer County Improvement Authority, Atlantic Foundation Project (LOC: Bank of America)
0.100%, 09/01/2009 Δ	4,745	4,745
New Jersey Economic Development Authority, Cedar Crest Village, Series A (LOC: Sovereign Bank) (LOC: Bank of New York)
0.220%, 09/07/2009 Δ	17,955	17,955
Salem County (Commercial Paper)
0.350%, 09/02/2009	8,000	8,000
Salem County Pollution Control Financing Authority, Series B2 (LOC: Bank of Nova Scotia)
0.230%, 09/07/2009 Δ	5,000	5,000

		50,035

New York – 5.2%
Metropolitan Transportation Authority, Series B-1 (LOC: Scotiabank)
0.200%, 09/07/2009 Δ	19,150	19,150
Metropolitan Transportation Authority, Series B-2 (LOC: BNP Paribas)
0.200%, 09/07/2009 Δ	23,875	23,875
Metropolitan Transportation Authority, Series B-3 (LOC: Lloyds TSB)
0.200%, 09/07/2009 Δ	8,800	8,800
Metropolitan Transportation Authority, Series B-4 (LOC: KBC Bank)
0.200%, 09/07/2009 Δ	6,900	6,900
New York State Dormitory Authority, Beverwyck (LOC: Fleet Bank)
0.230%, 09/07/2009 Δ	800	800
New York State Government Assistance, Series G (LOC: Bank of Nova Scotia)
0.170%, 09/07/2009 Δ	4,300	4,300
Westchester County Industrial Development Agency, Continuing Care Retirement (LOC: Sovereign Bank) (LOC: Natixis Bank)
0.220%, 09/07/2009 Δ	23,500	23,500

		87,325

North Carolina – 4.0%
North Carolina Capital Facilities Finance Agency, Fayetteville University (LOC: Wachovia Bank)
0.330%, 09/07/2009 Δ	12,300	12,300
North Carolina Medical Care Community Health Care Facilities, Pennybyrn, Series C (LOC: Bank of America)
0.280%, 09/07/2009 Δ	160	160
North Carolina Medical Care Community Health Care Facilities, Person Memorial Hospital (LOC: Branch Banking &Trust)
0.330%, 09/07/2009 Δ	14,575	14,575
North Carolina Medical Care Community Health Care Facilities, University Health System, Series B1 (LOC: Branch Banking & Trust)
0.210%, 09/07/2009 Δ	20,820	20,820
Wake County, Escrowed to Maturity (General Obligation)
3.500%, 10/15/2009 §	16,000	16,034
Wake County Industrial Facilities & Pollution Control Financing Authority, Wake Enterprises (LOC: Branch Banking & Trust)
0.330%, 09/07/2009 Δ	3,500	3,500

		67,389

North Dakota – 0.2%
Mercer County Pollution Control (LOC: LaSalle Bank)
0.600%, 09/07/2009 Δ	3,600	3,600

Ohio – 1.8%
Akron, Bath, & Copley, Summa Health Systems, Series B (LOC: Bank One)
0.310%, 09/07/2009 Δ	5,900	5,900
Ohio State Air Quality Development Authority, Ohio Valley Electric Corporation Project, Series B (LOC: Bank of Nova Scotia)
0.210%, 09/07/2009 Δ	2,500	2,500
Richland County Health Care Facilities, Wesleyan, Series B (LOC: JPMorgan Chase Bank)
0.280%, 09/07/2009 Δ	4,280	4,280

First American Funds 2009 Annual Report   17

Schedule of Investments  August 31, 2009, all dollars are rounded to thousands (000)

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Rickenbacker Port Authority Capital Funding
0.590%, 09/07/2009 ■ Δ	$6,560	$6,560
Toledo-Lucas County Port Authority, Series C (LOC: Sovereign Bank) (LOC: Bank of Nova Scotia)
0.280%, 09/07/2009 Δ	10,970	10,970

		30,210

Oklahoma – 0.1%
Oklahoma State Industrials Authority Revenue, American Cancer Society Project (LOC: Bank of America)
0.380%, 09/07/2009 Δ	2,295	2,295

Oregon – 1.8%
Clackamas County Hospital Facilities Authority, Senior Living Facility, Mary’s Woods (LOC: Sovereign Bank) (LOC: KBC Bank)
0.330%, 09/07/2009 Δ	20,615	20,615
Oregon State Facilities Authority, PeaceHealth, Series D (LOC: Wells Fargo Bank)
0.250%, 09/07/2009 Δ	8,600	8,600

		29,215

Pennsylvania – 6.0%
Beaver County Industrial Development Authority Pollution Control, FirstEnergy, Series A (LOC: Barclays Bank)
0.270%, 09/07/2009 Δ	7,400	7,400
Butler County Hospital Authority, Butler Health Systems, Series A (LOC: Branch Banking & Trust)
0.280%, 09/07/2009 Δ	4,500	4,500
Butler County Industrial Development Authority, Concordia Lutheran, Series A (LOC: Bank of America)
0.280%, 09/07/2009 Δ	10,500	10,500
Cumberland County Municipal Authority, Asbury Obligated Group (LOC: KBC Bank)
0.280%, 09/07/2009 Δ	4,350	4,350
0.280%, 09/07/2009 Δ	14,120	14,120
Delaware County Revenue Authority, Riddle Village Project (LOC: Sovereign Bank) (LOC: Banco Santander)
0.280%, 09/07/2009 Δ	33,755	33,755
Delaware County Revenue Authority, Riddle Village Project, Series A (LOC: Sovereign Bank) (LOC: Banco Santander)
0.280%, 09/07/2009 Δ	7,855	7,855
Lehigh County General Purpose, Phoebe Devitt Homes, Series B (LOC: Sovereign Bank) (LOC: Scotiabank)
0.280%, 09/07/2009 Δ	3,075	3,075
Pennsylvania State, Series 11056 (General Obligation)
0.290%, 09/07/2009 ■ Δ	3,775	3,775
Westmoreland County Industrial Development, Redstone Retirement, Series B (LOC: Sovereign Bank) (LOC: Scotia Bank)
0.280%, 09/07/2009 Δ	10,940	10,940

		100,270

Rhode Island – 0.9%
Rhode Island Health & Educational Building Revenue, Jewish Services Agency (LOC: Sovereign Bank) (LOC: Bank of New York)
0.280%, 09/07/2009 Δ	11,035	11,035
Rhode Island Health & Educational Building Revenue, Pennfield School (LOC: Sovereign Bank) (LOC: Bank of New York)
0.330%, 09/07/2009 Δ	4,750	4,750

		15,785

South Carolina – 5.8%
Beaufort County School District (General Obligation) (INS: SCSDE)
2.500%, 11/06/2009	31,000	31,053
Horry County School District (General Obligation) (INS: SCSDE)
1.250%, 03/01/2010	15,100	15,165
South Carolina Jobs Economic Development Authority, Anmed Health Project, Series A (LOC: Branch Banking & Trust)
0.210%, 09/07/2009 Δ	13,585	13,585
South Carolina Jobs Economic Development Authority, Anmed Health Project, Series D (LOC: Branch Banking & Trust)
0.300%, 09/07/2009 Δ	3,000	3,000
South Carolina Jobs Economic Development Authority, Regional Medical Center, Orangeburg (LOC: Branch Banking & Trust)
0.330%, 09/07/2009 Δ	4,000	4,000
South Carolina Jobs Economic Development Authority, Woodlands at Furman Project, Series C (LOC: Sovereign Bank) (LOC: Natixis)
0.300%, 09/07/2009 Δ	25,000	25,000
South Carolina Jobs Economic Development Authority, Woodlands at Furman Project, Series D (LOC: Sovereign Bank) (LOC: Natixis)
0.300%, 09/07/2009 Δ	5,000	5,000

		96,803

Tennessee – 1.9%
Blount County Public Building Authority, Series E4B (LOC: KBC Bank)
0.170%, 09/01/2009 Δ	9,525	9,525
Blount County Public Building Authority, Series E8A (LOC: Branch Banking & Trust)
0.330%, 09/07/2009 Δ	5,000	5,000
Clarksville Public Building Authority, Morristown Loans (LOC: Bank of America)
0.140%, 09/01/2009 Δ	8,445	8,445
Industrial Development Board, Blount County & Cities Alcoa & Maryville, Series A (LOC: Branch Banking & Trust)
0.330%, 09/07/2009 Δ	3,000	3,000
Sevier County Public Building Authority, Series A-5 (LOC: KBC Bank)
0.170%, 09/01/2009 Δ	6,045	6,045

		32,015

Texas – 7.5%
Fort Bend Independent School District, Series 2852 (General Obligation) (INS: PSF-Guaranteed)
0.340%, 09/07/2009 ■ Δ	895	895

The accompanying notes are an integral part of the financial statements.

18   First American Funds 2009 Annual Report

Tax Free Obligations Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

HFDC Central Texas, Retirement Facility Revenue, Series B (LOC: BNP Paribas)
0.310%, 09/07/2009 Δ	$2,200	$2,200
HFDC Central Texas, Village De San Antonio, Series C (LOC: Sovereign Bank) (LOC: KBC Bank)
0.340%, 09/07/2009 Δ	5,200	5,200
Hunt County Health Facilities Development, Greenville (LOC: Morgan Guaranty Trust)
0.300%, 09/07/2009 Δ	3,300	3,300
Lake Travis Independent School District, Series 1882 (General Obligation) (INS: PSF-Guaranteed)
0.340%, 09/07/2009 ■ Δ	4,900	4,900
Leander Independent School District, Series R-11662 (General Obligation) (INS: PSF-Guaranteed)
0.290%, 09/07/2009 ■ Δ	3,750	3,750
Midland County Health Facilities, Manor Park Project (LOC: Wells Fargo Bank)
0.420%, 09/07/2009 Δ	16,455	16,455
Texas State
2.500%, 08/31/2010	30,000	30,604
University of Texas (Commercial Paper)
0.150%, 10/02/2009	15,000	15,000
University of Texas, Series A
0.170%, 09/07/2009 Δ	27,670	27,670
0.160%, 09/07/2009 Δ	14,955	14,955

		124,929

Virginia – 3.9%
Fairfax County Economic Development Authority, Greenspring, Series B (LOC: Wachovia Bank)
0.280%, 09/07/2009 Δ	4,430	4,430
Fairfax County Redevelopment & Housing Authority, Affordable Housing, Series B
4.000%, 10/01/2009	60,000	60,073
Virginia College Building Authority Educational Facilities, Shenandoah University Project (LOC:
Branch Banking & Trust)
0.150%, 09/01/2009 Δ	1,300	1,300

		65,803

Washington – 1.2%
Washington State (General Obligation)
0.290%, 09/07/2009 ■ Δ	2,780	2,780
Washington State Housing Finance Commission, Annie Wright School (LOC: Bank of America)
0.200%, 09/01/2009 Δ	2,770	2,770
Washington State Housing Financial Nonprofit Revenue, Kenney Home Project (LOC: Wells Fargo Bank)
0.280%, 09/07/2009 Δ	7,620	7,620
Washington State Housing Financial Nonprofit Revenue, Open Window School Project (LOC: Bank of America)
0.380%, 09/07/2009 Δ	5,440	5,440
Washington State Housing Financial Nonprofit Revenue, Skyline at First Hill Project, Series C (LOC: Bank of America)
0.280%, 09/07/2009 Δ	1,000	1,000

		19,610

Wisconsin – 2.0%
Wisconsin State Health & Educational Facilities, Goodwill Industries (LOC: Wells Fargo Bank)
0.280%, 09/07/2009 Δ	845	845
Wisconsin State Health & Educational Facilities, Marshfield (LOC: Morgan Guaranty Trust)
0.300%, 09/07/2009 Δ	8,000	8,000
Wisconsin State Health & Educational Facilities, St. Norbert College (LOC: JPMorgan Chase Bank)
0.410%, 09/07/2009 Δ	21,750	21,750
Wisconsin State Health & Educational Facilities, Watertown Memorial Hospital Project (LOC: Bank One)
0.280%, 09/07/2009 Δ	3,300	3,300

		33,895

Wyoming – 0.6%
Converse County Pollution Control, Pacificorp (LOC: Wells Fargo Bank)
0.250%, 09/07/2009 Δ	2,730	2,730
Lincoln County Pollution Control, Pacificorp (LOC: Wells Fargo Bank)
0.250%, 09/07/2009 Δ	3,200	3,200
Sweetwater County Pollution Control, Pacificorp Project, Series A (LOC: Barclays Bank)
0.240%, 09/07/2009 Δ	3,350	3,350

		9,280

Total Municipal Notes and Bonds
(Cost $1,632,348)		1,632,348

U.S. Government Agency Obligation – 4.1%
Federal Home Loan Bank
0.001%, 09/01/2009 ¤
(Cost $68,315)	68,315	68,315

Total Investments ▲ – 101.6%
(Cost $1,700,663)		1,700,663

Other Assets and Liabilities, Net – (1.6)%		(27,161)

Total Net Assets – 100.0%		$1,673,502

Δ	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2009. The date shown is the next reset date.

■	Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of August 31, 2009, the fair value of these investments was $101,960 or 6.1% of total net assets.

§	Escrowed to maturity issues are typically backed by U.S. government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

¤	Discounted Security – This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the effective yield as of August 31, 2009

▲	On August 31, 2009, the cost of investments for federal income tax purposes was $1,700,663. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

FHLMC –	Federal Home Loan Mortgage Corporation

FNMA –	Federal National Mortgage Association

INS –	Insured

LOC –	Letter of Credit

PSF –	Permanent School Fund

SCSDE –	South Carolina School District Enhancement Program

SPA –	Standby Purchase Agreement

First American Funds 2009 Annual Report   19

Schedule of Investments  August 31, 2009, all dollars are rounded to thousands (000)

Treasury Obligations Fund
DESCRIPTION	PAR	FAIR VALUE

U.S. Treasury Obligations – 26.7%
U.S. Treasury Bills Ä
0.376%, 10/08/2009	$500,000	$499,807
0.436%, 10/22/2009	450,000	449,722
0.392%, 11/19/2009	950,000	949,183
0.325%, 12/17/2009	100,000	99,903
0.450%, 04/01/2010	575,000	573,475
0.466%, 04/08/2010 ▼	150,000	149,575
0.523%, 05/06/2010 ▼	200,000	199,282
U.S. Treasury Note
2.875%, 06/30/2010	300,000	306,027

Total U.S. Treasury Obligations
(Cost $3,226,974)		3,226,974

FDIC Insured Corporate Notes – 2.6%
Bank of America
0.546%, 10/29/2009 Δ	50,000	50,063
1.361%, 09/13/2010	50,000	50,100
General Electric Capital
0.598%, 10/08/2009 Δ	9,200	9,220
1.033%, 12/09/2009 Δ	200,000	201,352

Total FDIC Insured Corporate Notes
(Cost $310,735)		310,735

FDIC Insured Commercial Paper – 0.4%
Citigroup Funding
0.200%, 10/13/2009
(Cost $49,990)	50,000	49,990

Repurchase Agreements – 70.3%
Bank of America
0.190%, dated 08/31/2009, matures 09/01/2009, repurchase price $911,903 (Collateralized by U.S. Treasury Obligations: Total market value $930,136)	911,898	911,898
Calyon
0.200%, dated 08/31/2009, matures 09/01/2009, repurchase price $1,500,008 (Collateralized by U.S. Treasury Obligations: Total market value $1,530,000)	1,500,000	1,500,000
Credit Suisse
0.190%, dated 08/31/2009, matures 09/01/2009, repurchase price $1,100,006 (Collateralized by U.S. Treasury Obligations: Total market value $1,122,007)	1,100,000	1,100,000
Credit Suisse
0.170%, dated 08/14/2009, matures 09/14/2009, repurchase price $500,073 (Collateralized by U.S. Treasury Obligations: Total market value $510,003) ¥	500,000	500,000
Deutsche Bank
0.200%, dated 08/31/2009, matures 09/01/2009, repurchase price $2,000,011 (Collateralized by U.S. Treasury Obligations: Total market value $2,040,000)	2,000,000	2,000,000
Greenwich Capital
0.180%, dated 08/21/2009, matures 09/18/2009, repurchase price $500,070 (Collateralized by U.S. Treasury Obligations: Total market value $510,001) ¥	500,000	500,000
Greenwich Capital
0.200%, dated 08/31/2009, matures 09/01/2009, repurchase price $1,100,006 (Collateralized by U.S. Treasury Obligations: Total market value $1,122,003)	1,100,000	1,100,000
HSBC
0.190%, dated 08/31/2009, matures 09/01/2009, repurchase price $300,002 (Collateralized by U.S. Treasury Obligations: Total market value $306,001)	300,000	300,000
Morgan Stanley
0.190%, dated 08/31/2009, matures 09/01/2009, repurchase price $600,003 (Collateralized by U.S. Treasury Obligations: Total market value $612,727)	600,000	600,000

Total Repurchase Agreements
(Cost $8,511,898)		8,511,898

Investment Purchased with Proceeds from Securities Lending† – 2.9%
Repurchase Agreement – 2.9%
Morgan Stanley
0.120%, dated 08/31/2009, matures 09/01/2009, repurchase price $356,566 (collateralized by U.S. Treasury Obligations:
Total Market Value $363,934)
(Cost $356,563)	356,563	356,563

Total Investments ▲ – 102.9%
(Cost $12,456,160)		12,456,160

Other Assets and Liabilities, Net – (2.9)%		(356,868)

Total Net Assets – 100.0%		$12,099,292

Ä	Yield shown is effective yield as of August 31, 2009.

▼	This security or a portion of this security is out on loan at August 31, 2009. Total loaned securities had a fair value of $349,396 at August 31, 2009.

Δ	Variable Rate Security – The rate shown is the rate in effect as of August 31, 2009. The date shown is the next reset date.

¥	Illiquid Security – A security may be considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of August 31, 2009 the fair value of these investments was $1,000,000 or 8.3% of total net assets.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the invested collateral is monitored on a daily basis. The cash collateral received is invested in U.S. Government securities or other high-grade debt obligations. See note 2 in Notes to Financial Statements.

▲	On August 31, 2009, the cost of investments for federal income tax purposes was $12,456,160. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

The accompanying notes are an integral part of the financial statements.

20   First American Funds 2009 Annual Report

U.S. Treasury Money Market Fund
DESCRIPTION	PAR/SHARES	FAIR VALUE

U.S. Treasury Obligations – 100.0%
U.S. Treasury Bills Ä
0.139%, 09/03/2009	$72,882	$72,881
0.135%, 09/10/2009	108,472	108,468
0.113%, 09/15/2009	86,788	86,784
0.161%, 09/17/2009	78,485	78,479
0.166%, 09/24/2009	104,695	104,684
0.173%, 10/01/2009	56,132	56,124
0.227%, 10/08/2009	73,215	73,198
0.179%, 10/15/2009	99,551	99,529
0.168%, 10/22/2009	39,206	39,197
0.156%, 10/29/2009	45,000	44,989
0.305%, 11/05/2009	7,494	7,490
0.191%, 11/12/2009	21,585	21,577
0.219%, 11/19/2009	24,291	24,279
0.180%, 11/27/2009	40,000	39,983
0.182%, 12/03/2009	13,752	13,746
0.228%, 12/10/2009	20,585	20,572
0.340%, 12/17/2009	20,000	19,980
0.255%, 12/31/2009	20,575	20,557
0.255%, 01/07/2010	20,000	19,982
0.262%, 01/14/2010	1,151	1,150
0.249%, 01/21/2010	15,000	14,985
0.186%, 01/28/2010	25,365	25,345
0.237%, 02/18/2010	5,305	5,299
0.235%, 02/25/2010	10,000	9,989
0.442%, 04/01/2010	893	891
Total U.S. Treasury Obligations
(Cost $1,010,158)		1,010,158

Money Market Fund – 0.0%
Goldman Sachs Financial Square Treasury Instruments Fund, – 0.010% Ω
(Cost $1)	1,062	1

Total Investments ▲ – 100.0%
(Cost $1,010,159)		$1,010,159

Other Assets and Liabilities, Net – 0.0%		(73)

Total Net Assets – 100.0%		$1,010,086

Ä	Yield shown is effective yield as of August 31, 2009.

Ω	The rate quoted is the annualized seven-day yield of the investment at period end.
▲	On August 31, 2009, the cost of investments for federal income tax purposes was $1,010,159. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost were both $0.

First American Funds 2009 Annual Report   21

Statements of Assets and Liabilities	August 31, 2009, all dollars and shares are rounded to thousands (000), except per share data

	Government	Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund	Fund

ASSETS:
Investments in securities, at amortized cost† (note 2)	$16,555,579	$26,136,847	$1,700,663	$3,587,699	$1,010,159
Investments purchased with proceeds from securities lending, at amortized cost (note 2)	3,075	—	—	356,563	—
Repurchase agreements, at amortized cost (note 2)	5,048,669	5,964,433	—	8,511,898	—
Cash	1	35	—	1	—
Receivable for interest	22,791	32,509	3,963	2,175	—
Receivable for capital shares sold	15	535	—	25	5
Prepaid Treasury Guarantee Program expenses (note 7)	—	330	38	—	—
Other prepaid expenses and other assets	13	40	20	61	13

Total assets	21,630,143	32,134,729	1,704,684	12,458,422	1,010,177

LIABILITIES:
Bank overdraft	—	—	—	—	8
Dividends payable	1,374	2,868	85	12	—
Payable for investments purchased	—	—	30,604	—	—
Payable upon return of securities loaned (note 2)	3,075	—	—	356,563	—
Payable for capital shares redeemed	—	2,727	—	—	—
Payable to affiliates (note 3)	4,257	6,234	353	2,331	76
Payable for distribution and shareholder servicing fees	1,812	3,098	125	207	—
Accrued expenses and other liabilities	425	299	15	17	7

Total liabilities	10,943	15,226	31,182	359,130	91

Net assets	$21,619,200	$32,119,503	$1,673,502	$12,099,292	$1,010,086

COMPOSITION OF NET ASSETS:
Portfolio capital	$21,619,336	$32,119,761	$1,673,414	$12,099,385	$1,010,043
Undistributed (distributions in excess of) net investment income	(37)	160	88	(16)	(3)
Accumulated net realized gain (loss) on investments (note 2)	(99)	(418)	—	(77)	46

Net assets	$21,619,200	$32,119,503	$1,673,502	$12,099,292	$1,010,086

† Including securities loaned, at amortized cost	$3,010	$—	$—	$349,396	$—

The accompanying notes are an integral part of the financial statements.

22   First American Funds 2009 Annual Report

	Government	Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund	Fund

NET ASSET VALUE PER SHARE
Class A:
Net assets	$530,312	$1,676,718	$124,530	$940,369	$62,194
Shares issued and outstanding ($0.01 par value – 5 billion authorized*)	530,317	1,676,912	124,556	940,355	62,191
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class B:
Net assets	$—	$1,439	$—	$—	$—
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	—	1,444	—	—	—
Net asset value, offering price, and redemption price per share	$—	$1.00	$—	$—	$—
Class C:
Net assets	$—	$3,312	$—	$—	$—
Shares issued and outstanding ($0.01 par value – 1 billion authorized)	—	3,308	—	—	—
Net asset value, offering price, and redemption price per share	$—	$1.00	$—	$—	$—
Class D:
Net assets	$2,973,885	$2,473,134	$48,884	$3,411,407	$133,882
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	2,973,921	2,473,060	48,880	3,411,495	133,871
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class I:
Net assets	$—	$5,275,495	$—	$—	$—
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	—	5,275,603	—	—	—
Net asset value, offering price, and redemption price per share	$—	$1.00	$—	$—	$—
Class Y:
Net assets	$6,837,427	$7,249,566	$753,405	$4,692,210	$426,875
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	6,837,569	7,249,651	753,378	4,692,264	426,861
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Class Z:
Net assets	$8,402,541	$13,745,864	$731,472	$1,926,914	$237,487
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	8,402,573	13,746,165	731,453	1,926,996	237,479
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Institutional Investor Class:
Net assets	$2,875,035	$1,693,975	$15,211	$526,060	$149,648
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	2,875,043	1,693,808	15,211	525,987	149,641
Net asset value, offering price, and redemption price per share	$1.00	$1.00	$1.00	$1.00	$1.00
Reserve Class:
Net assets	$—	$—	$—	$602,332	$—
Shares issued and outstanding ($0.01 par value – 5 billion authorized)	—	—	—	602,362	—
Net asset value, offering price, and redemption price per share	$—	$—	$—	$1.00	$—

*	20 billion shares were authorized for U.S. Treasury Money Market Fund.

First American Funds 2009 Annual Report   23

Statements ofOperations	For the year ended August 31, 2009, all dollars are rounded to thousands (000)

	Government	Prime	Tax Free	Treasury	U.S. Treasury
	Obligations	Obligations	Obligations	Obligations	Money Market
	Fund	Fund	Fund	Fund	Fund

INVESTMENT INCOME:
Interest income	$222,923	$382,500	$26,001	$90,293	$7,941
Securities lending income (note 2)	—	—	—	133	—

Total investment income	222,923	382,500	26,001	90,426	7,941

EXPENSES (note 3):
Investment advisory fees	24,273	28,677	2,294	14,621	1,458
Administration fees and expenses	29,040	34,558	2,828	17,978	1,770
Transfer agent fees and expenses	117	328	115	140	115
Custodian fees	1,214	1,434	117	731	74
Legal fees	14	14	14	14	14
Audit fees	28	28	28	28	28
Registration fees	473	393	59	44	44
Postage and printing fees	410	530	34	289	26
Directors’ fees	29	37	30	31	30
Treasury Guarantee Program fees (note 7)	3,666	8,769	981	1,751	147
Other expenses	133	166	65	103	76
Distribution and shareholder servicing fees:
Class A	5,103	10,539	938	5,743	504
Class B	—	24	—	—	—
Class C	—	37	—	—	—
Class D	15,926	9,579	496	17,174	1,043
Reserve Class	—	—	—	5,160	—
Shareholder servicing fees:
Class I	—	3,773	—	—	—
Class Y	21,590	22,213	2,972	12,316	1,510
Institutional Investor Class	2,649	1,238	33	657	204

Total expenses	104,665	122,337	11,004	76,780	7,043

Less: Fee waivers (note 3)	(5,625)	(2,818)	(1,040)	(16,477)	(2,022)

Total net expenses	99,040	119,519	9,964	60,303	5,021

Investment income – net	123,883	262,981	16,037	30,123	2,920

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on investments	(48)	(10,288)	237	—	89
Reimbursement from affiliate (note 6)	—	10,193	—	—	—

Net gain (loss) on investments	(48)	(95)	237	—	89

Net increase in net assets resulting from operations	$123,835	$262,886	$16,274	$30,123	$3,009

The accompanying notes are an integral part of the financial statements.

24   First American Funds 2009 Annual Report

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Statements ofChanges in Net Assets  all dollars are rounded to thousands (000)

	Government		Prime
	Obligations Fund		Obligations Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	8/31/09	8/31/08	8/31/09	8/31/08

OPERATIONS:
Investment income – net	$123,883	$292,130	$262,981	$748,137
Net realized gain (loss) on investments	(48)	(13)	(10,288)	(76,482)
Reimbursement from affiliate (note 6)	—	—	10,193	76,565

Net increase in net assets resulting from operations	123,835	292,117	262,886	748,220

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(3,139)	(16,455)	(14,904)	(67,841)
Class B	—	—	(12)	(337)
Class C	—	—	(16)	(288)
Class D	(15,994)	(51,762)	(16,995)	(49,917)
Class I	—	—	(15,287)	(56,905)
Class Y	(44,430)	(146,444)	(78,992)	(238,924)
Class Z	(47,312)	(58,122)	(125,052)	(276,077)
Institutional Investor Class	(13,008)	(19,352)	(11,726)	(57,857)
Reserve Class	—	—	—	—
Net realized gain on investments:
Class A	—	—	—	—
Class D	—	—	—	—
Class Y	—	—	—	—
Class Z	—	—	—	—
Institutional Investor Class	—	—	—	—

Total distributions	(123,883)	(292,135)	(262,984)	(748,146)

CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE:
Class A:
Proceeds from sales	5,124,764	11,859,435	5,677,611	5,368,895
Reinvestment of distributions	371	1,809	13,410	53,227
Payments for redemptions	(5,305,502)	(11,535,236)	(6,329,406)	(5,155,393)

Increase (decrease) in net assets from Class A transactions	(180,367)	326,008	(638,385)	266,729

Class B:
Proceeds from sales	—	—	1,623	10,444
Reinvestment of distributions	—	—	16	313
Payments for redemptions	—	—	(5,810)	(16,936)

Decrease in net assets from Class B transactions	—	—	(4,171)	(6,179)

Class C:
Proceeds from sales	—	—	2,232	11,135
Reinvestment of distributions	—	—	21	294
Payments for redemptions	—	—	(4,002)	(16,914)

Decrease in net assets from Class C transactions	—	—	(1,749)	(5,485)

Class D:
Proceeds from sales	14,156,359	9,625,232	21,282,460	25,841,241
Reinvestment of distributions	—	—	1	4
Payments for redemptions	(13,811,377)	(8,317,314)	(20,745,388)	(25,007,382)

Increase (decrease) in net assets from Class D transactions	344,982	1,307,918	537,073	833,863

Class I:
Proceeds from sales	—	—	16,373,745	14,913,360
Reinvestment of distributions	—	—	484	1,820
Payments for redemptions	—	—	(12,707,653)	(14,958,626)

Increase (decrease) in net assets from Class I transactions	—	—	3,666,576	(43,446)

Class Y:
Proceeds from sales	61,077,858	73,110,779	48,151,920	44,360,348
Reinvestment of distributions	8,744	31,239	26,638	64,717
Payments for redemptions	(61,185,123)	(69,855,154)	(49,021,748)	(42,521,613)

Increase (decrease) in net assets from Class Y transactions	(98,521)	3,286,864	(843,190)	1,903,452

Class Z:
Proceeds from sales	66,043,844	42,603,875	75,653,005	279,249,244
Reinvestment of distributions	6,141	5,935	18,404	34,823
Payments for redemptions	(59,562,806)	(41,478,977)	(70,789,937)	(276,520,272)

Increase (decrease) in net assets from Class Z transactions	6,487,179	1,130,833	4,881,472	2,763,795

The accompanying notes are an integral part of the financial statements.

26   First American Funds 2009 Annual Report

Tax Free		Treasury		U.S. Treasury
Obligations Fund		Obligations Fund		Money Market Fund

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
8/31/09	8/31/08	8/31/09	8/31/08	8/31/09	8/31/08

$16,037	$52,203	$30,123	$492,556	$2,920	$23,304
237	128	—	1	89	(1)
—	—	—	—	—	—

16,274	52,331	30,123	492,557	3,009	23,303

(1,119)	(3,761)	(1,022)	(41,811)	(98)	(927)
—	—	—	—	—	—
—	—	—	—	—	—
(799)	(2,222)	(6,282)	(168,454)	(401)	(6,843)
—	—	—	—	—	—
(8,165)	(27,871)	(9,162)	(155,609)	(1,129)	(11,092)
(5,688)	(17,573)	(11,083)	(79,790)	(829)	(4,105)
(266)	(776)	(2,027)	(24,299)	(463)	(340)
—	—	(547)	(22,604)	—	—

(20)	—	—	—	(3)	—
(15)	—	—	—	(7)	—
(152)	—	—	—	(17)	—
(74)	—	—	—	(9)	—
(5)	—	—	—	(5)	—

(16,303)	(52,203)	(30,123)	(492,567)	(2,961)	(23,307)

431,078	673,627	3,260,010	6,394,263	277,559	251,459
942	2,401	66	852	10	116
(563,253)	(592,693)	(3,711,668)	(6,722,838)	(304,876)	(179,804)

(131,233)	83,335	(451,592)	(327,723)	(27,307)	71,771

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

37,628	153,246	11,573,864	18,789,655	1,642,475	1,481,136
—	—	—	4	—	—
(148,666)	(44,447)	(15,030,975)	(19,153,193)	(1,830,034)	(1,389,738)

(111,038)	108,799	(3,457,111)	(363,534)	(187,559)	91,398

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

1,655,818	3,293,134	17,348,619	40,892,998	2,784,677	1,853,616
1,015	2,953	1,703	12,732	269	24
(2,185,328)	(3,211,381)	(18,140,162)	(41,567,656)	(2,928,839)	(1,745,279)

(528,495)	84,706	(789,840)	(661,926)	(143,893)	108,361

1,821,251	3,892,892	24,012,933	37,277,009	815,880	846,726
168	606	3,945	20,032	410	114
(1,734,380)	(4,172,984)	(25,803,450)	(36,179,878)	(798,090)	(745,401)

87,039	(279,486)	(1,786,572)	1,117,163	18,200	101,439

First American Funds 2009 Annual Report   27

Statements ofChanges in Net Assets	continued

	Government		Prime
	Obligations Fund		Obligations Fund

	Year Ended	Year Ended	Year Ended	Year Ended
	8/31/09	8/31/08	8/31/09	8/31/08

Institutional Investor Class:
Proceeds from sales	$16,463,104	$2,106,422	$11,771,024	$16,604,431
Reinvestment of distributions	53	—	323	3
Payments for redemptions	(14,049,457)	(2,087,780)	(11,432,148)	(16,027,544)

Increase (decrease) in net assets from Institutional Investor Class transactions	2,413,700	18,642	339,199	576,890

Reserve Class:
Proceeds from sales	—	—	—	—
Reinvestment of distributions	—	—	—	—
Payments for redemptions	—	—	—	—

Decrease in net assets from Reserve Class transactions	—	—	—	—

Increase (decrease) in net assets from capital share transactions	8,966,973	6,070,265	7,936,825	6,289,619

Total increase (decrease) in net assets	8,966,925	6,070,247	7,936,727	6,289,693
Net assets at beginning of year	12,652,275	6,582,028	24,182,776	17,893,083

Net assets at end of year	$21,619,200	$12,652,275	$32,119,503	$24,182,776

Undistributed (distributions in excess of) net investment income	$(37)	$(37)	$160	$163

The accompanying notes are an integral part of the financial statements.

28   First American Funds 2009 Annual Report

Tax Free		Treasury		U.S. Treasury
Obligations Fund		Obligations Fund		Money Market Fund

Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
8/31/09	8/31/08	8/31/09	8/31/08	8/31/09	8/31/08

$88,318	$139,098	$2,602,128	$4,913,133	$1,342,127	$169,283
—	—	41	—	344	—
(114,447)	(133,085)	(2,842,835)	(4,840,094)	(1,318,047)	(46,519)

(26,129)	6,013	(240,666)	73,039	24,424	122,764

—	—	1,209,789	2,021,682	—	—
—	—	686	10,930	—	—
—	—	(1,581,393)	(2,226,931)	—	—

—	—	(370,918)	(194,319)	—	—

(709,856)	3,367	(7,096,699)	(357,300)	(316,135)	495,733

(709,885)	3,495	(7,096,699)	(357,310)	(316,087)	495,729
2,383,387	2,379,892	19,195,991	19,553,301	1,326,173	830,444

$1,673,502	$2,383,387	$12,099,292	$19,195,991	$1,010,086	$1,326,173

$88	$(5)	$(16)	$(16)	$(3)	$(3)

First American Funds 2009 Annual Report   29

Financial Highlights   For a share outstanding throughout the indicated periods.

	Net Asset		Distributions	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return[7]

Government Obligations Fund
Class A
2009[1]	$1.00	$0.004	$(0.004)	$1.00	0.36%
2008[1]	1.00	0.028	(0.028)	1.00	2.79
2007[1]	1.00	0.046	(0.046)	1.00	4.66
2006[1]	1.00	0.038	(0.038)	1.00	3.86
2005[2]	1.00	0.017	(0.017)	1.00	1.73
2004[3,4]	1.00	0.004	(0.004)	1.00	0.45
Class D
2009[1]	$1.00	$0.004	$(0.004)	$1.00	0.44%
2008[1]	1.00	0.029	(0.029)	1.00	2.95
2007[1]	1.00	0.047	(0.047)	1.00	4.82
2006[1]	1.00	0.039	(0.039)	1.00	4.01
2005[2]	1.00	0.019	(0.019)	1.00	1.87
2004[3]	1.00	0.006	(0.006)	1.00	0.60
Class Y
2009[1]	$1.00	$0.005	$(0.005)	$1.00	0.55%
2008[1]	1.00	0.031	(0.031)	1.00	3.10
2007[1]	1.00	0.049	(0.049)	1.00	4.97
2006[1]	1.00	0.041	(0.041)	1.00	4.17
2005[2]	1.00	0.020	(0.020)	1.00	2.01
2004[3]	1.00	0.007	(0.007)	1.00	0.75
Class Z
2009[1]	$1.00	$0.008	$(0.008)	$1.00	0.79%
2008[1]	1.00	0.033	(0.033)	1.00	3.36
2007[1]	1.00	0.051	(0.051)	1.00	5.23
2006[1]	1.00	0.043	(0.043)	1.00	4.43
2005[2]	1.00	0.022	(0.022)	1.00	2.25
2004[5]	1.00	0.008	(0.008)	1.00	0.84
Institutional Investor Class
2009[1]	$1.00	$0.007	$(0.007)	$1.00	0.69%
2008[1]	1.00	0.032	(0.032)	1.00	3.25
2007[1]	1.00	0.050	(0.050)	1.00	5.13
2006[6]	1.00	0.020	(0.020)	1.00	2.03

[1]	For the period September 1 to August 31 in the fiscal year indicated.

[2]	For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.

[3]	For the period October 1 to September 30 in the fiscal year indicated.

[4]	On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

[5]	For the period from December 1, 2003, when the class of shares was first offered, to September 30, 2004. All ratios for the period have been annualized, except total return.

[6]	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

[7]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

30   First American Funds 2009 Annual Report

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses	Income to
	Ratio of	Investment	to Average	Average
Net Assets	Expenses to	Income	Net Assets	Net Assets
End of	Average	to Average	(Excluding	(Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$530,312	0.67%	0.31%	0.79%	0.19%
710,680	0.75	2.58	0.78	2.55
384,673	0.75	4.56	0.78	4.53
429,573	0.75	3.96	0.80	3.91
153,852	0.75	1.88	0.80	1.83
144,764	0.75	0.45	0.80	0.40

$2,973,885	0.59%	0.40%	0.65%	0.34%
2,628,910	0.60	2.59	0.63	2.56
1,320,996	0.60	4.71	0.63	4.68
1,307,002	0.60	3.90	0.65	3.85
1,749,894	0.60	2.07	0.65	2.02
834,112	0.60	0.60	0.65	0.55

$6,837,427	0.48%	0.52%	0.50%	0.50%
6,935,957	0.45	2.81	0.48	2.78
3,649,102	0.45	4.86	0.48	4.83
3,128,539	0.45	4.17	0.50	4.12
2,458,316	0.45	2.22	0.50	2.17
1,702,220	0.45	0.75	0.50	0.70

$8,402,541	0.24%	0.59%	0.24%	0.59%
1,915,386	0.20	3.04	0.23	3.01
784,556	0.20	5.10	0.23	5.07
434,248	0.20	4.34	0.25	4.29
419,167	0.20	2.37	0.25	2.32
424,941	0.20	1.12	0.25	1.07

$2,875,035	0.34%	0.49%	0.34%	0.49%
461,342	0.30	3.16	0.33	3.13
442,701	0.30	5.01	0.33	4.98
19,271	0.30	4.90	0.35	4.85

First American Funds 2009 Annual Report   31

Financial Highlights   For a share outstanding throughout the indicated periods.

	Net Asset		Distributions	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return[6]

Prime Obligations Fund
Class A
2009[1]	$1.00	$0.007	$(0.007)	$1.00	0.67%[7]
2008[1]	1.00	0.031	(0.031)	1.00	3.17	[7]
2007[1]	1.00	0.046	(0.046)	1.00	4.70
2006[1]	1.00	0.038	(0.038)	1.00	3.88
2005[2]	1.00	0.017	(0.017)	1.00	1.75
2004[3,4]	1.00	0.005	(0.005)	1.00	0.48
Class B
2009[1]	$1.00	$0.004	$(0.004)	$1.00	0.45%[7]
2008[1]	1.00	0.026	(0.026)	1.00	2.70	[7]
2007[1]	1.00	0.042	(0.042)	1.00	4.23
2006[1]	1.00	0.034	(0.034)	1.00	3.42
2005[2]	1.00	0.013	(0.013)	1.00	1.33
2004[3]	1.00	0.001	(0.001)	1.00	0.11
Class C
2009[1]	$1.00	$0.004	$(0.004)	$1.00	0.45%[7]
2008[1]	1.00	0.027	(0.027)	1.00	2.71	[7]
2007[1]	1.00	0.042	(0.042)	1.00	4.26
2006[1]	1.00	0.034	(0.034)	1.00	3.42
2005[2]	1.00	0.013	(0.013)	1.00	1.33
2004[3]	1.00	0.001	(0.001)	1.00	0.11
Class D
2009[1]	$1.00	$0.008	$(0.008)	$1.00	0.79%[7]
2008[1]	1.00	0.033	(0.033)	1.00	3.32	[7]
2007[1]	1.00	0.048	(0.048)	1.00	4.86
2006[1]	1.00	0.040	(0.040)	1.00	4.04
2005[2]	1.00	0.019	(0.019)	1.00	1.89
2004[3]	1.00	0.006	(0.006)	1.00	0.63
Class I
2009[1]	$1.00	$0.010	$(0.010)	$1.00	0.98%[7]
2008[1]	1.00	0.035	(0.035)	1.00	3.56	[7]
2007[1]	1.00	0.050	(0.050)	1.00	5.10
2006[1]	1.00	0.042	(0.042)	1.00	4.28
2005[2]	1.00	0.021	(0.021)	1.00	2.10
2004[3]	1.00	0.009	(0.009)	1.00	0.86
Class Y
2009[1]	$1.00	$0.009	$(0.009)	$1.00	0.92%[7]
2008[1]	1.00	0.034	(0.034)	1.00	3.48	[7]
2007[1]	1.00	0.049	(0.049)	1.00	5.02
2006[1]	1.00	0.041	(0.041)	1.00	4.20
2005[2]	1.00	0.020	(0.020)	1.00	2.03
2004[3]	1.00	0.008	(0.008)	1.00	0.78
Class Z
2009[1]	$1.00	$0.012	$(0.012)	$1.00	1.18%[7]
2008[1]	1.00	0.037	(0.037)	1.00	3.77	[7]
2007[1]	1.00	0.052	(0.052)	1.00	5.31
2006[1]	1.00	0.044	(0.044)	1.00	4.49
2005[2]	1.00	0.023	(0.023)	1.00	2.29
2004[3]	1.00	0.011	(0.011)	1.00	1.06
Institutional Investor Class
2009[1]	$1.00	$0.011	$(0.011)	$1.00	1.08%[7]
2008[1]	1.00	0.036	(0.036)	1.00	3.66	[7]
2007[1]	1.00	0.051	(0.051)	1.00	5.20
2006[5]	1.00	0.020	(0.020)	1.00	2.05

[1]	For the period September 1 to August 31 in the fiscal year indicated.
[2]	For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.
[3]	For the period October 1 to September 30 in the fiscal year indicated.
[4]	On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.
[5]	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.
[6]	Total return would have been lower had certain expenses not been waived.
[7]	The impact on total return due to the reimbursement from affiliate was less than 0.01% (note 6).

The accompanying notes are an integral part of the financial statements.

32   First American Funds 2009 Annual Report

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses	Income
	Ratio of	Investment	to Average	to Average
Net Assets	Expenses to	Income	Net Assets	Net Assets
End of	Average	to Average	(Excluding	(Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$1,676,718	0.76%	0.71%	0.81%	0.66%
2,315,088	0.78	3.08	0.78	3.08
2,048,485	0.78	4.60	0.78	4.60
1,707,450	0.78	3.81	0.79	3.80
1,143,508	0.78	1.86	0.80	1.84
1,296,169	0.78	0.50	0.80	0.48

$1,439	1.02%	0.48%	1.27%	0.23%
5,610	1.23	2.63	1.23	2.63
11,789	1.23	4.16	1.23	4.16
11,769	1.23	3.40	1.24	3.39
10,605	1.23	1.38	1.25	1.36
15,376	1.14	0.15	1.16	0.13

$3,312	0.98%	0.43%	1.26%	0.15%
5,060	1.23	2.65	1.23	2.65
10,545	1.23	4.18	1.23	4.18
14,486	1.23	3.41	1.24	3.40
12,551	1.23	1.39	1.25	1.37
19,349	1.15	0.17	1.17	0.15

$2,473,134	0.64%	0.71%	0.66%	0.69%
1,936,019	0.63	3.07	0.63	3.07
1,102,093	0.63	4.76	0.63	4.76
965,305	0.63	4.00	0.64	3.99
686,779	0.63	2.04	0.65	2.02
712,727	0.63	0.62	0.65	0.60

$5,275,495	0.45%	0.81%	0.46%	0.80%
1,608,965	0.40	3.49	0.43	3.46
1,652,385	0.40	4.98	0.43	4.95
1,932,477	0.40	4.16	0.44	4.12
1,979,318	0.40	2.29	0.45	2.24
1,647,456	0.40	0.87	0.45	0.82

$7,249,566	0.51%	0.89%	0.51%	0.89%
8,092,898	0.48	3.35	0.48	3.35
6,189,316	0.48	4.90	0.48	4.90
5,900,840	0.48	4.15	0.49	4.14
4,943,677	0.48	2.18	0.50	2.16
5,309,431	0.48	0.76	0.50	0.74

$13,745,864	0.25%	1.03%	0.26%	1.02%
8,864,378	0.20	3.49	0.23	3.46
6,100,756	0.20	5.19	0.23	5.16
5,095,307	0.20	4.48	0.24	4.44
3,794,421	0.20	2.44	0.25	2.39
3,377,543	0.20	1.09	0.25	1.04

$1,693,975	0.35%	0.95%	0.36%	0.94%
1,354,758	0.30	3.64	0.33	3.61
777,714	0.30	5.09	0.33	5.06
228,587	0.30	4.93	0.34	4.89

First American Funds 2009 Annual Report   33

Financial Highlights   For a share outstanding throughout the indicated periods.

	Net Asset		Distributions	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return[7]

Tax Free Obligations Fund
Class A
2009[1]	$1.00	$0.004	$(0.004)	$1.00	0.47%
2008[1]	1.00	0.018	(0.018)	1.00	1.86
2007[1]	1.00	0.029	(0.029)	1.00	2.94
2006[1]	1.00	0.024	(0.024)	1.00	2.45
2005[2]	1.00	0.012	(0.012)	1.00	1.22
2004[3,4]	1.00	0.003	(0.003)	1.00	0.35
Class D
2009[1]	$1.00	$0.005	$(0.005)	$1.00	0.52%
2008[1]	1.00	0.020	(0.020)	1.00	2.01
2007[1]	1.00	0.031	(0.031)	1.00	3.09
2006[1]	1.00	0.026	(0.026)	1.00	2.61
2005[2]	1.00	0.013	(0.013)	1.00	1.36
2004[3]	1.00	0.005	(0.005)	1.00	0.50
Class Y
2009[1]	$1.00	$0.006	$(0.006)	$1.00	0.59%
2008[1]	1.00	0.021	(0.021)	1.00	2.17
2007[1]	1.00	0.032	(0.032)	1.00	3.25
2006[1]	1.00	0.027	(0.027)	1.00	2.76
2005[2]	1.00	0.015	(0.015)	1.00	1.50
2004[3]	1.00	0.006	(0.006)	1.00	0.65
Class Z
2009[1]	$1.00	$0.008	$(0.008)	$1.00	0.80%
2008[1]	1.00	0.024	(0.024)	1.00	2.42
2007[1]	1.00	0.035	(0.035)	1.00	3.51
2006[1]	1.00	0.030	(0.030)	1.00	3.02
2005[2]	1.00	0.017	(0.017)	1.00	1.73
2004[5]	1.00	0.007	(0.007)	1.00	0.75
Institutional Investor Class
2009[1]	$1.00	$0.007	$(0.007)	$1.00	0.70%
2008[1]	1.00	0.023	(0.023)	1.00	2.32
2007[1]	1.00	0.034	(0.034)	1.00	3.40
2006[6]	1.00	0.014	(0.014)	1.00	1.37

[1]	For the period September 1 to August 31 in the fiscal year indicated.

[2]	For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.

[3]	For the period October 1 to September 30 in the fiscal year indicated.

[4]	On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

[5]	For the period from December 1, 2003, when the class of shares was first offered, to September 30, 2004. All ratios for the period have been annualized, except total return.

[6]	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

[7]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

34   First American Funds 2009 Annual Report

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses	Income to
	Ratio of	Investment	to Average	Average
Net Assets	Expenses to	Income	Net Assets	Net Assets
End of	Average	to Average	(Excluding	(Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$124,530	0.63%	0.60%	0.83%	0.40%
255,762	0.75	1.80	0.79	1.76
172,416	0.75	2.90	0.80	2.85
172,800	0.75	2.43	0.80	2.38
128,245	0.75	1.27	0.80	1.22
159,531	0.75	0.34	0.80	0.29

$48,884	0.57%	0.64%	0.68%	0.53%
159,924	0.60	1.75	0.64	1.71
51,119	0.60	3.05	0.65	3.00
47,306	0.60	2.60	0.65	2.55
15,693	0.60	1.49	0.65	1.44
14,134	0.60	0.48	0.65	0.43

$753,405	0.49%	0.69%	0.53%	0.65%
1,281,930	0.45	2.12	0.49	2.08
1,197,152	0.45	3.20	0.50	3.15
884,041	0.45	2.71	0.50	2.66
875,414	0.45	1.62	0.50	1.57
768,269	0.45	0.63	0.50	0.58

$731,472	0.27%	0.75%	0.28%	0.74%
644,429	0.20	2.52	0.24	2.48
923,878	0.20	3.46	0.25	3.41
711,489	0.20	2.99	0.25	2.94
606,603	0.20	1.87	0.25	1.82
485,135	0.20	0.96	0.25	0.91

$15,211	0.37%	0.80%	0.38%	0.79%
41,342	0.30	2.31	0.34	2.27
35,327	0.30	3.35	0.35	3.30
10,092	0.30	3.26	0.35	3.21

First American Funds 2009 Annual Report   35

Financial Highlights   For a share outstanding throughout the indicated periods.

	Net Asset		Distributions	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return[8]

Treasury Obligations Fund
Class A
2009[1]	$1.00	$0.001	$(0.001)	$1.00	0.07%
2008[1]	1.00	0.023	(0.023)	1.00	2.30
2007[1]	1.00	0.045	(0.045)	1.00	4.55
2006[1]	1.00	0.037	(0.037)	1.00	3.79
2005[2]	1.00	0.016	(0.016)	1.00	1.65
2004[3,4]	1.00	0.004	(0.004)	1.00	0.39
Class D
2009[1]	$1.00	$0.001	$(0.001)	$1.00	0.11%
2008[1]	1.00	0.024	(0.024)	1.00	2.45
2007[1]	1.00	0.046	(0.046)	1.00	4.71
2006[1]	1.00	0.039	(0.039)	1.00	3.95
2005[2]	1.00	0.018	(0.018)	1.00	1.79
2004[3]	1.00	0.005	(0.005)	1.00	0.54
Class Y
2009[1]	$1.00	$0.002	$(0.002)	$1.00	0.18%
2008[1]	1.00	0.027	(0.027)	1.00	2.60
2007[1]	1.00	0.048	(0.048)	1.00	4.86
2006[1]	1.00	0.040	(0.040)	1.00	4.10
2005[2]	1.00	0.019	(0.019)	1.00	1.93
2004[3]	1.00	0.007	(0.007)	1.00	0.69
Class Z
2009[1]	$1.00	$0.004	$(0.004)	$1.00	0.36%
2008[1]	1.00	0.028	(0.028)	1.00	2.86
2007[1]	1.00	0.051	(0.051)	1.00	5.13
2006[1]	1.00	0.043	(0.043)	1.00	4.36
2005[2]	1.00	0.021	(0.021)	1.00	2.16
2004[5]	1.00	0.008	(0.008)	1.00	0.80
Institutional Investor Class
2009[1]	$1.00	$0.003	$(0.003)	$1.00	0.28%
2008[1]	1.00	0.027	(0.027)	1.00	2.75
2007[1]	1.00	0.049	(0.049)	1.00	5.02
2006[6]	1.00	0.020	(0.020)	1.00	2.00
Reserve Class
2009[1]	$1.00	$0.001	$(0.001)	$1.00	0.06%
2008[1]	1.00	0.024	(0.024)	1.00	2.11
2007[1]	1.00	0.043	(0.043)	1.00	4.35
2006[1]	1.00	0.035	(0.035)	1.00	3.60
2005[7]	1.00	—	—	1.00	0.01

[1]	For the period September 1 to August 31 in the fiscal year indicated.

[2]	For the period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return.

[3]	For the period October 1 to September 30 in the fiscal year indicated.

[4]	On December 1, 2003, existing Class S shares of the fund were designated as Class A shares.

[5]	For the period from December 1, 2003, when the class of shares was first offered, to September 30, 2004. All ratios for the period have been annualized, except total return.

[6]	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

[7]	Reserve Class shares have been offered since August 31, 2005. All ratios for the period have been annualized, except total return.

[8]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

36   First American Funds 2009 Annual Report

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses	Income (Loss)
	Ratio of	Investment	to Average	to Average
Net Assets	Expenses to	Income	Net Assets	Net Assets
End of	Average	to Average	(Excluding	(Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$940,369	0.53%	0.09%	0.79%	(0.17)%
1,391,961	0.75	2.34	0.78	2.31
1,719,685	0.75	4.46	0.78	4.43
1,496,419	0.75	3.76	0.79	3.72
1,174,750	0.75	1.77	0.80	1.72
1,197,325	0.75	0.39	0.80	0.34

$3,411,407	0.50%	0.15%	0.64%	0.01%
6,868,518	0.60	2.45	0.63	2.42
7,232,055	0.60	4.61	0.63	4.58
6,051,333	0.60	3.93	0.64	3.89
4,779,060	0.60	1.93	0.65	1.88
4,898,189	0.60	0.53	0.65	0.48

$4,692,210	0.41%	0.19%	0.49%	0.11%
5,482,050	0.45	2.62	0.48	2.59
6,143,979	0.45	4.75	0.48	4.72
5,395,566	0.45	4.14	0.49	4.10
3,178,640	0.45	2.10	0.50	2.05
2,838,253	0.45	0.68	0.50	0.63

$1,926,914	0.23%	0.38%	0.24%	0.37%
3,713,560	0.20	2.74	0.23	2.71
2,596,399	0.20	4.98	0.23	4.95
877,206	0.20	4.29	0.24	4.25
646,481	0.20	2.45	0.25	2.40
166,347	0.20	0.99	0.25	0.94

$526,060	0.31%	0.32%	0.34%	0.29%
766,652	0.30	2.68	0.33	2.65
693,614	0.30	4.89	0.33	4.86
437,586	0.30	4.87	0.34	4.83

$602,332	0.56%	0.08%	0.99%	(0.35)%
973,250	0.93	2.13	0.98	2.08
1,167,569	0.94	4.27	0.98	4.23
1,361,851	0.94	3.57	0.99	3.52
1,033,467	0.94	2.60	1.00	2.54

First American Funds 2009 Annual Report   37

Financial Highlights   For a share outstanding throughout the indicated periods.

	Net Asset		Distributions	Net Asset
	Value	Net	from Net	Value
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return[4]

U.S. Treasury Money Market Fund
Class A
2009[1]	$1.00	$0.001	$(0.001)	$1.00	0.08%
2008[1]	1.00	0.020	(0.020)	1.00	2.00
2007[1]	1.00	0.043	(0.043)	1.00	4.31
2006[1]	1.00	0.035	(0.035)	1.00	3.56
2005[2]	1.00	0.015	(0.015)	1.00	1.49
Class D
2009[1]	$1.00	$0.001	$(0.001)	$1.00	0.12%
2008[1]	1.00	0.021	(0.021)	1.00	2.15
2007[1]	1.00	0.044	(0.044)	1.00	4.47
2006[1]	1.00	0.037	(0.037)	1.00	3.71
2005[2]	1.00	0.016	(0.016)	1.00	1.63
Class Y
2009[1]	$1.00	$0.002	$(0.002)	$1.00	0.16%
2008[1]	1.00	0.023	(0.023)	1.00	2.30
2007[1]	1.00	0.046	(0.046)	1.00	4.62
2006[1]	1.00	0.038	(0.038)	1.00	3.87
2005[2]	1.00	0.017	(0.017)	1.00	1.75
Class Z
2009[1]	$1.00	$0.003	$(0.003)	$1.00	0.27%
2008[1]	1.00	0.025	(0.025)	1.00	2.56
2007[1]	1.00	0.048	(0.048)	1.00	4.88
2006[1]	1.00	0.041	(0.041)	1.00	4.15
2005[2]	1.00	0.020	(0.020)	1.00	2.00
Institutional Investor Class
2009[1]	$1.00	$0.002	$(0.002)	$1.00	0.22%
2008[1]	1.00	0.024	(0.024)	1.00	2.46
2007[1]	1.00	0.047	(0.047)	1.00	4.78
2006[3]	1.00	0.019	(0.019)	1.00	1.91

[1]	For the period September 1 to August 31 in the fiscal year indicated.

[2]	For the period from October 25, 2004, when the class of shares was first offered, to August 31, 2005. All ratios for the period have been annualized, except total return.

[3]	For the period from March 31, 2006, when the class of shares was first offered, to August 31, 2006. All ratios for the period have been annualized, except total return.

[4]	Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

38   First American Funds 2009 Annual Report

				Ratio of Net
			Ratio of	Investment
		Ratio of Net	Expenses	Income
	Ratio of	Investment	to Average	to Average
Net Assets	Expenses to	Income	Net Assets	Net Assets
End of	Average	to Average	(Excluding	(Excluding
Period (000)	Net Assets	Net Assets	Waivers)	Waivers)

$62,194	0.44%	0.11%	0.77%	(0.22)%
89,497	0.75	1.64	0.80	1.59
17,727	0.75	4.25	0.82	4.18
66,783	0.75	3.96	0.84	3.87
5,229	0.75	1.51	0.82	1.44

$133,882	0.42%	0.16%	0.64%	(0.06)%
321,431	0.60	2.09	0.65	2.04
230,031	0.60	4.37	0.67	4.30
188,499	0.60	3.62	0.69	3.53
630,430	0.60	2.34	0.67	2.27

$426,875	0.36%	0.18%	0.50%	0.04%
570,751	0.45	2.22	0.50	2.17
462,391	0.45	4.53	0.52	4.46
355,081	0.45	3.91	0.54	3.82
201,687	0.45	2.08	0.52	2.01

$237,487	0.23%	0.30%	0.25%	0.28%
219,278	0.20	2.33	0.25	2.28
117,843	0.20	4.80	0.27	4.73
124,961	0.20	4.66	0.29	4.57
1	0.20	2.37	0.27	2.30

$149,648	0.29%	0.22%	0.36%	0.15%
125,216	0.30	1.68	0.35	1.63
2,452	0.30	4.69	0.37	4.62
16,084	0.30	4.68	0.39	4.59

First American Funds 2009 Annual Report   39

Notes toFinancial Statements	August 31, 2009, all dollars and shares are rounded to thousands (000)

1 >	Organization

The Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Funds, Inc. (“FAF”), which is a member of the First American Family of Funds. FAF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAF’s articles of incorporation permit the board of directors to create additional funds in the future.

FAF offers Class A, Class B, Class C, Class D, Class I, Class Y, Class Z, Institutional Investor Class, and Reserve Class shares. Prior to December 1, 2003, Class A shares were named Class S shares. Class A shares are not subject to sales charges. Class B and Class C shares of Prime Obligations Fund are only available pursuant to an exchange for Class B and Class C shares, respectively, of another fund in the First American Family of Funds or certain other unaffiliated funds, or for Class C shares, in establishing a systematic exchange program that will be used to purchase Class C shares of those funds. Class B shares may be subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 12 months and will not convert to Class A shares. Class D, Class I, Class Y, Class Z, Institutional Investor Class, and Reserve Class shares are offered only to qualifying institutional investors. Class B, Class C, and Class I shares are not offered by Government Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, or U.S. Treasury Money Market Fund. Reserve Class shares are offered by Treasury Obligations Fund only.

The funds’ prospectuses provide descriptions of each fund’s investment objective, principal investment strategies, and principal risks. All classes of shares of a fund have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that certain fees, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Investment securities held are stated at amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the funds are determined at least once per week using prices supplied by the funds’ independent pricing services. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the board of directors. If the difference between the aggregate market price and aggregate amortized cost of all securities held by a fund exceeds 0.25%, the funds’ administrator will notify the funds’ board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the fiscal year ended August 31, 2009, the differences between the aggregate market price and the aggregate amortized cost of all securities did not exceed 0.25% for any fund other than Prime Obligations Fund. For Prime Obligations Fund, such difference exceeded 0.25%, but was less than 0.50%, from October 2, 2008 through October 6, 2008. The fund’s board of directors was notified of this difference and, on October 7, 2008, an affiliate of the fund’s advisor purchased from Prime Obligations Fund a receivable related to the fund’s redemption of Reserve Primary Fund shares. See note 6 for additional information. As a result of such purchase, the difference between the aggregate market price and the amortized cost of all securities held by Prime Obligations Fund returned to less than 0.25%. Investments in other money market funds are valued at their respective net asset values on the valuation date.

The funds adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements (“FAS 157”), and FASB Staff Position 157-4 (“FSP 157-4”). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires each fund to classify its securities based on valuation method, using the following three levels:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the

40   First American Funds 2009 Annual Report

types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and/or evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities.

As of August 31, 2009, each fund’s investments in securities were classified as follows:

				Total
Fund	Level 1	Level 2	Level 3	Fair Value

Government Obligations
U.S. Government Agency Obligations	$—	$15,125,142	$—	$15,125,142
FDIC Insured Corporate Notes	—	1,230,450	—	1,230,450
FDIC Insured Commercial Paper	—	199,987	—	199,987
Repurchase Agreements	—	5,051,744	—	5,051,744

Total Investments	$—	$21,607,323	$—	$21,607,323

Prime Obligations
Certificates of Deposit	$—	$7,702,553	$—	$7,702,553
U.S. Government Agency Obligations	—	7,029,711	—	7,029,711
Commercial Paper	—	6,373,379	—	6,373,379
Corporate Notes	—	3,251,334	—	3,251,334
FDIC Insured Corporate Notes	—	935,450	—	935,450
Money Market Funds	569,266	—	—	569,266
Master Note	—	200,000	—	200,000
Time Deposit	—	75,154	—	75,154
Repurchase Agreements	—	5,964,433	—	5,964,433

Total Investments	$569,266	$31,532,014	$—	$32,101,280

Tax Free Obligations
Municipal Bonds	$—	$1,632,348	$—	$1,632,348
U.S. Government Agency Obligation	—	68,315	—	68,315

Total Investments	$—	$1,700,663	$—	$1,700,663

Treasury Obligations
U.S. Treasury Obligations	$—	$3,226,974	$—	$3,226,974
FDIC Insured Corporate Notes	—	310,735	—	310,735
FDIC Insured Commercial Paper	—	49,990	—	49,990
Repurchase Agreements	—	8,868,461	—	8,868,461

Total Investments	$—	$12,456,160	$—	$12,456,160

U.S. Treasury Money Market
U.S. Treasury Obligations	$—	$1,010,158	$—	$1,010,158
Money Market Fund	1	—	—	1

Total Investments	$1	$1,010,158	$—	$1,010,159

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Each fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in

First American Funds 2009 Annual Report   41

Notes toFinancial Statements	August 31, 2009, all dollars and shares are rounded to thousands (000)

accordance with procedures adopted by the funds’ board of directors. The funds did not hold any restricted securities at August 31, 2009. Illiquid securities are disclosed within the funds’ Schedules of Investments.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the first business day of the following month.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

As of August 31, 2009 the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.

On the Statements of Assets and Liabilities, the following reclassifications were made:

	Accumulated	Undistributed
	Net Realized	Net Investment
Fund	Gain	Income

Tax Free Obligations Fund	$(93)	$93

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that the income or realized gains (losses) were recorded by the fund. The distributions paid during the fiscal years ended August 31, 2009 and August 31, 2008 (adjusted by dividends payable as of August 31, 2009 and August 31, 2008) were as follows:

		August 31, 2009

	Ordinary	Tax-Exempt	Capital
Fund	Income	Income	Gain	Total

Government Obligations Fund	$141,953	$—	$—	$141,953
Prime Obligations Fund	308,417	—	—	308,417
Tax Free Obligations Fund	655	18,184	71	18,910
Treasury Obligations Fund	55,109	—	—	55,109
U.S. Treasury Money Market Fund	4,332	—	—	4,332

		August 31, 2008

	Ordinary	Tax-Exempt	Capital
Fund	Income	Income	Gain	Total

Government Obligations Fund	$298,693	$—	$—	$298,693
Prime Obligations Fund	774,795	—	—	774,795
Tax Free Obligations Fund	—	56,253	—	56,253
Treasury Obligations Fund	535,866	—	—	535,866
U.S. Treasury Money Market Fund	24,814	—	—	24,814

As of August 31, 2009, the components of accumulated earnings (deficit) on a tax-basis were as follows:

				Accumulated
	Undistributed	Undistributed	Undistributed	Capital and		Total
	Ordinary	Tax Exempt	Long Term	Post-October	Unrealized	Accumulated
Fund	Income	Income	Capital Gains	Losses	Appreciation	Earnings

Government Obligations Fund	$1,357	$—	$—	$(100)	$—	$1,257
Prime Obligations Fund	3,086	—	—	(418)	—	2,668
Tax Free Obligations Fund	—	186	—	—	—	186
Treasury Obligations Fund	38	—	—	(77)	—	(39)
U.S. Treasury Money Market Fund	51	—	—	—	—	51

The differences between book-basis and tax-basis undistributed/accumulated income, gains, and losses are primarily due to distributions declared but not paid by August 31, 2009 and the deferral of wash sale losses.

42   First American Funds 2009 Annual Report

As of August 31, 2009, the following funds had capital loss carryforwards, which, if not offset by subsequent capital gains, will expire on the fund’s fiscal year-ends as follows:

	Expiration Year

Fund	2010	2011	2012	2013	2014	2015	2016	2017	Total

Government Obligations Fund	$—	$—	$—	$—	$—	$(14)	$—	$—	$(14)
Prime Obligations Fund	—	—	—	—	—	(346)	—	(72)	(418)
Treasury Obligations Fund	—	—	—	—	(20)	(57)	—	—	(77)

Government Obligations Fund incurred a loss of $86 for tax purposes, for the period from November 1, 2008 to August 31, 2009. As permitted by tax regulations, the funds intend to elect to defer and treat those losses as arising in the fiscal year ending August 31, 2010.

REPURCHASE AGREEMENTS – Each fund (other than U.S. Treasury Money Market Fund) may enter into repurchase agreements with counterparties whom the funds’ investment advisor deems creditworthy, subject to the seller’s agreement to repurchase such securities from the funds at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the fund plus interest, at a rate that is negotiated on the basis of current short-term rates.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Each such fund may also invest in triparty repurchase agreements. Securities held as collateral for triparty repurchase agreements are maintained in a segregated account by the broker’s custodian bank until the maturity of the repurchase agreement. Provisions of the repurchase agreements are designed to ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the fund may be delayed or limited.

SECURITIES LENDING – In order to generate additional income, Government Obligations Fund and Treasury Obligations Fund each, may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each fund’s policy is to maintain collateral in the form of cash, U.S. government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then “marked to market” daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. Cash collateral is invested in short-term, high quality U.S. dollar-denominated securities that would be eligible for investment by a money market fund under Rule 2a-7 of the Investment Company Act of 1940. As of August 31, 2009, Government Obligations Fund and Treasury Obligations Fund had securities on loan with a total market value of $3,010 and $349,396, respectively.

U.S. Bank National Association (“U.S. Bank”), the parent company of the funds’ advisor, serves as the securities lending agent for the funds in transactions involving the lending of portfolio securities on behalf of the fund. U.S. Bank acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities and Exchange Commission (“SEC”). As the securities lending agent, U.S. Bank receives fees as a percentage of each fund’s income from securities lending transactions. For the fiscal year ended August 31, 2009, Government Obligations and Treasury Obligations Fund paid $17 and $49, respectively, to U.S. Bank for serving as the securities lending agent. Each fund’s income from securities lending is recorded on the Statement of Operations as securities lending income net of fees paid to U.S. Bank.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including relative net assets of all funds within the First American Family of Funds. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the Securities and Exchange Commission, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the fiscal year ended August 31, 2009.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of open-end First American Funds, preselected by each director. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds.

First American Funds 2009 Annual Report   43

Notes toFinancial Statements	August 31, 2009, all dollars and shares are rounded to thousands (000)

Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

EVENTS SUBSEQUENT TO FISCAL YEAR END – Management has evaluated fund related events and transactions that occurred subsequent to August 31, 2009, through October 22, 2009, the date of issuance of the funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the funds’ financial statements.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors, Inc. (“FAF Advisors”) manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each fund to pay FAF Advisors a monthly fee equal, on an annual basis, to 0.10% of the fund’s average daily net assets. As of the beginning of the period, FAF Advisors had agreed to waive fees and reimburse other fund expenses so that total fund operating expenses (excluding fees paid for participation in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds), as a percentage of average daily net assets, would not exceed the following amounts:

	Share Class

								Institutional
Fund	A	B	C	D	I	Y	Z	Investor	Reserve

Government Obligations Fund	0.75%	—%	—%	0.60%	—%	0.45%	0.20%	0.30%	—%
Prime Obligations Fund	0.78	1.23	1.23	0.63	0.40	0.48	0.20	0.30	—
Tax Free Obligations Fund	0.75	—	—	0.60	—	0.45	0.20	0.30	—
Treasury Obligations Fund	0.75	—	—	0.60	—	0.45	0.20	0.30	0.94
U.S. Treasury Money Market Fund	0.75	—	—	0.60	—	0.45	0.20	0.30	—

Effective October 30, 2008 for Treasury Obligations Fund and December 22, 2008 for each other fund, the Board of Directors approved the termination of these fee waivers and reimbursements. However, the advisor agreed to waive or reimburse certain fees and expenses and the Board of Directors approved the suspension or reduction of 12b-1 fee payments, as needed, in order to maintain a yield for each share class of each fund of at least 0%. Waivers and reimbursements by the advisor are voluntary and may be terminated at any time by the advisor. In order to maintain this minimum yield, FAF Advisors voluntarily waived or reimbursed investment advisory fees of $84 for Treasury Obligations Fund during the fiscal year ended August 31, 2009.

ADMINISTRATION FEES – FAF Advisors serves as the funds’ administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank. Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, FAF Advisors is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay FAF Advisors administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.20% of the aggregate average daily Class A share net assets and 0.15% of the aggregate average daily net assets for all other share classes of all open-end mutual funds in the First American Family of Funds, up to $8 billion, 0.185% for Class A shares and 0.135% for all other classes on the next $17 billion of the aggregate average daily net assets, 0.17% for Class A shares and 0.12% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.15% for Class A shares and 0.10% for all other classes of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services. In order to maintain minimum yields for each fund, FAF Advisors voluntarily waived or reimbursed administration fees of $3, $5, $1,070 and $188 for Government Obligations Fund, Prime Obligations Fund, Treasury Obligations Fund and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2009.

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FAF. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees are charged to each fund based upon the number of accounts within that fund. In addition to these fees, the funds may reimburse USBFS for out-of-

44   First American Funds 2009 Annual Report

pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement with FAF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

DISTRIBUTION AND SHAREHOLDER SERVICING (12b-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as distributor of the funds pursuant to a distribution agreement with FAF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00%, 0.15%, and 0.50% of each fund’s average daily net assets attributable to Class A shares, Class B shares, Class C shares, Class D shares, and Reserve Class shares, respectively. No distribution or shareholder servicing fees are paid by Institutional Investor Class shares, Class Y shares, Class I shares, or Class Z shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities. In order to maintain minimum yields for each fund, 12b-1 distribution and shareholder servicing fees were reimbursed or suspended in the amounts of $1,626, $784, $229, $4,912, and $384 for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2009.

Under the distribution agreement, the following amounts were retained by affiliates of FAF Advisors for the fiscal year ended August 31, 2009:

Fund	Amount

Government Obligations Fund	$6,858
Prime Obligations Fund	7,689
Tax Free Obligations Fund	419
Treasury Obligations Fund	8,858
U.S. Treasury Money Market Fund	288

SHAREHOLDER SERVICING (NON-12b-1) FEES – FAF has also adopted and entered into a shareholder servicing plan and agreement with FAF Advisors, under which FAF Advisors has agreed to provide FAF, or will enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class I, Class Y shares, Institutional Investor Class, and Reserve Class shares. Each fund pays FAF Advisors a monthly shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets attributable to Class A, Class D, Class Y, and Reserve Class shares, a fee equal to an annual rate of 0.20% of the average daily net assets attributable to Class I shares, and a fee equal to an annual rate of 0.10% of the average daily net assets attributable to Institutional Investor Class shares. In order to maintain minimum yields for each fund, FAF Advisors voluntarily waived or reimbursed shareholder servicing fees of $2,519, $1,006, $524, $9,653, and $1,209 for Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund, respectively, during the fiscal year ended August 31, 2009.

Under this shareholder servicing plan and agreement, the following amounts were paid to FAF Advisors for the fiscal year ended August 31, 2009 after waivers:

Fund	Amount

Government Obligations Fund	$34,225
Prime Obligations Fund	37,245
Tax Free Obligations Fund	3,261
Treasury Obligations Fund	18,403
U.S. Treasury Money Market Fund	1,491

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. For the fiscal year ended August 31, 2009, legal fees and expenses of $25 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

Contingent Deferred Sales Charge
as a Percentage of Dollar
Year Since Purchase	Amount Subject to Charge

First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	—
Eighth	—

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first twelve months.

The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less. For the fiscal year ended August 31, 2009, total front-end sales charges and CDSCs retained by affiliates of FAF Advisors for distributing shares of Prime Obligations Fund were $10.

First American Funds 2009 Annual Report   45

Notes toFinancial Statements	August 31, 2009, all dollars and shares are rounded to thousands (000)

Prime Obligations Fund Class B shares converted to Class A shares (reflected as proceeds from sales of Class A shares and payments for redemptions of Class B shares) during the fiscal years ended August 31, 2009 and August 31, 2008 in the amount of 305 and 325 shares, respectively.

4 >	Portfolio Characteristics of the Tax Free Obligations Fund

The Tax Free Obligations Fund invests in five different types of municipal securities. At August 31, 2009, the percentage of portfolio investments by each category was as follows:

Tax Free
Obligations
Fund

Weekly Variable Rate Demand Notes	71.9%
Daily Variable Rate Demand Notes	9.8
Other Municipal Notes & Bonds	9.7
Commercial Paper & Put Bonds	4.6
Taxable Overnight Agency Discount Notes	4.0

100.0%

The Tax Free Obligations Fund invests in longer-term securities that include revenue bonds, tax and revenue anticipation notes, and general obligation bonds. At August 31, 2009, the percentage of total portfolio investments by each revenue source, was as follows:

Tax Free
Obligations
Fund

Revenue Bonds	83.0%
General Obligations	8.6
Tax and Revenue Anticipation Notes	8.4

100.0%

The implied credit ratings of all portfolio holdings as a percentage of total market value of investments at August 31, 2009, were as follows:

Tax Free
Obligations
Standard & Poor’s/Moody’s/Fitch Ratings	Fund

AAA	52.1%
AA	41.1
A	6.8

100.0%

Individual security ratings are based on information from Moody’s Investor Service, Standard & Poor’s, and/or Fitch. If there are multiple ratings for a security the lowest rating is used, unless ratings are provided by all three agencies, in which case the middle rating is used.

5 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

6 >	Reimbursement from Affiliate

On September 17, 2008, Prime Obligations Fund redeemed 675,000 shares of the Primary Fund, a series of the Reserve Fund, at a net asset value of $1.00 per share. Subsequent to such redemption and before any redemption proceeds were paid to Prime Obligation Fund, the Primary Fund’s net asset value per share dropped below $1.00 and the Securities and Exchange Commission granted an order permitting the Primary Fund to postpone the payment of redemption proceeds. On October 7, 2008 an affiliate of the funds’ advisor purchased Prime Obligations Fund’s receivable for its redemption of Primary Fund shares. This receivable was purchased for cash at a net asset value of $1.00 per share redeemed plus accrued interest. The amount of $10,193 shown in Prime Obligation Fund’s Statement of Operations as a reimbursement from affiliate is equal to the difference between the net realizable value determined through a fair value estimation of the proceeds from Prime Obligations Fund’s redemption of the Reserve Fund shares at purchase date and the cash received from the affiliate.

During October and November of 2007 an affiliate of the funds’ advisor purchased various secured liquidity notes held by Prime Obligations Fund. These notes were purchased for cash at a price equal to the notes’ amortized cost plus accrued interest. The amount of $76,565 shown in the fund’s Statement of Changes in Net Assets as a reimbursement from affiliate is equal to the difference between the fair value of the notes at purchase date and the cash received from the affiliate.

7 >	Treasury Temporary Guarantee Program

At the inception of the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”), Government Obligations Fund, Prime Obligations Fund, Tax Free Obligations Fund, Treasury Obligations Fund, and U.S. Treasury Money Market Fund elected to participate in the Program for the three-month period ended December 18, 2008. When the Secretary of the Treasury extended the Program through April 30, 2009, Government Obligations Fund, Prime Obligations Fund and Tax Free Obligations Fund elected to continue their participation in the Program through that date. Treasury Obligations Fund and U.S. Treasury Money Market Fund discontinued their participation in the Program effective December 19, 2008. On March 31, 2009, the Treasury announced the further extension of its Temporary Guarantee Program for Money Market Funds until September 18, 2009, at which time the Program terminated for all money market funds. Prime Obligations Fund and Tax Free Obligations Fund elected to continue their participation in the Program for the period from May 1, 2009 through September 18, 2009. Government Obligations Fund discontinued its participation in the program effective May 1, 2009.

46   First American Funds 2009 Annual Report

The Program sought to protect the net asset value of shares held by a shareholder of record in a participating fund at the close of business on September 19, 2008. Participation in the Program for the three-month period ended December 18, 2008 required a payment to the Treasury in the amount of 0.010% of the net asset value of the respective fund as of September 19, 2008. The continued participation of Government Obligations, Prime Obligations Fund and Tax Free Obligations Fund in the Program through April 30, 2009 required an additional payment to the Treasury of 0.015% of the net asset value of the respective fund as of September 19, 2008. The continued participation of Prime Obligations Fund and Tax Free Obligations Fund through September 18, 2009 required an additional payment to the Treasury in the amount of 0.015% of the net asset value of each of the participating funds as of September 19, 2008. Each fund bore the expense of its participation in the Program without regard to any fee waivers or expense limitations in effect for the funds during the period. Payments made were amortized over the period of the participation in the Program and are reflected in the Statements of Operations.

First American Funds 2009 Annual Report   47

Notice toShareholders	August 31, 2009 (unaudited)

TAX INFORMATION

The information set forth below is for each funds’s fiscal year as required by federal laws. Most shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed for income tax purposes will be sent in early 2010 on Form 1099. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended August 31, 2009, each fund has designated long-term capital gains, ordinary income and tax exempt income with regard to distributions paid during the year as follows:

	Long Term	Ordinary
	Capital Gains	Income		Total
	Distributions	Distributions	Tax Exempt	Distributions
Fund	(Tax Basis)	(Tax Basis)	Interest	(Tax Basis)[1]

Government Obligations Fund	—%	100.00%	—%	100.00%
Prime Obligations Fund	—	100.00	—	100.00
Tax Free Obligations Fund	0.38	3.46	96.16	100.00
Treasury Obligations Fund	—	100.00	—	100.00
U.S. Treasury Money Market Fund	—	100.00	—	100.00

[1]	None of the dividends paid by the funds are eligible for the dividends received deduction or are characterized as qualified dividend income.

Additional Information Applicable to Foreign Shareholders Only

The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for each fund were as follows (unaudited):

Government Obligation Fund	92.81%
Prime Obligations Fund	100.00%
Tax Free Obligations Fund	100.00%
Treasury Obligations Fund	100.00%
U.S. Treasury Money Market Fund	99.32%

The percentage of ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for each fund were as follows (unaudited):

Government Obligations Fund	0.00%
Prime Obligations Fund	0.00%
Tax Free Obligations Fund	43.99%
Treasury Obligations Fund	0.00%
U.S. Treasury Money Market Fund	0.01%

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities, is available at www.firstamericanfunds.com and on the U.S. Securities and Exchange Commission’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge, upon request, by calling 800.677.FUND.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds’ Forms N-Q are available without charge upon request (1) by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

MONTHLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at www.firstamericanfunds.com on a monthly basis. The funds will attempt to post such information within 10 business days of the calendar month-end.

48   First American Funds 2009 Annual Report

APPROVAL OF THE FUNDS’ INVESTMENT ADVISORY AGREEMENT

The Board of Directors of the Funds (the “Board”), which is comprised entirely of independent directors, oversees the management of each Fund and, as required by law, determines annually whether to renew the Funds’ advisory agreement with FAF Advisors, Inc. (“FAF Advisors”).

At a meeting on May 5-7, 2009, the Board considered information relating to the Funds’ investment advisory agreement with FAF Advisors (the “Agreement”). In advance of the meeting, the Board received materials relating to the Agreement, and had the opportunity to ask questions and request further information in connection with its consideration. At a subsequent meeting on June 16-18, 2009, the Board concluded its consideration of and approved the Agreement through June 30, 2010.

Although the Agreement, which is with First American Funds, Inc., relates to all of the Funds, the Board separately considered and approved the Agreement with respect to each Fund. In considering the Agreement, the Board, advised by independent legal counsel, reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of FAF Advisors’ services to each Fund, (2) the investment performance of each Fund, (3) the profitability of FAF Advisors related to the Funds, including an analysis of FAF Advisors’ cost of providing services and comparative expense information, (4) whether economies of scale may be realized as the Funds grow and whether fee levels are adjusted to enable Fund investors to share in these potential economies of scale, and (5) other benefits that accrue to FAF Advisors through its relationship with the Funds. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Agreement with respect to any Fund.

Before approving the Agreement, the independent directors met in executive session with their independent counsel on numerous occasions to consider the materials provided by FAF Advisors and the terms of the Agreement. Based on its evaluation of those materials, the Board concluded that the Agreement is fair and in the best interests of the shareholders of each Fund. In reaching its conclusion, the Board considered the following:

Nature, Quality and Extent of Investment Advisory Services

The Board examined the nature, quality and extent of the services provided by FAF Advisors to each Fund. The Board reviewed FAF Advisors’ key personnel who provide investment management services to each Fund as well as the fact that, under the Agreement, FAF Advisors has the authority and responsibility to make and execute investment decisions for each Fund within the framework of that Fund’s investment policies and restrictions, subject to review by the Board. The Board further considered that FAF Advisors’ duties with respect to each Fund include: (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the Funds’ investment policies and restrictions and the Investment Company Act of 1940, and (iii) monitoring the performance of the various organizations providing services to the Funds, including the Funds’ distributor, sub-administrator, transfer agent and custodian. Finally, the Board considered FAF Advisors’ representation that the services provided by FAF Advisors under the Agreement are the type of services customarily provided by investment advisors in the fund industry. The Board also considered compliance reports about FAF Advisors from the Funds’ Chief Compliance Officer.

Based on the foregoing, the Board concluded that each Fund is likely to benefit from the nature, quality and extent of the services provided by FAF Advisors under the Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund, including comparative information provided by an independent data service, regarding the median performance of a group of comparable funds selected by that data service (the “performance universe”). The performance periods reviewed by the Board all ended on February 28, 2009.

Government Obligations Fund. The Board considered that, on a gross-of-expenses basis, the Fund outperformed its performance universe median for the five-year period, though it underperformed for the one- and three-year periods. The Board also noted, however, that the Fund’s performance net of expenses was better than that of its peer universe for all periods. The Board concluded that, in light of the foregoing, it would be in the interest of the Fund and its shareholders for the Board to renew the Agreement.

Prime Obligations Fund. The Board considered that the Fund performed competitively against the performance universe median for the five-year period, though it underperformed the performance universe median for the one- and three-year periods. The Board also noted, however, that the Fund’s gross performance was better than that of its peer universe for all periods. The Board concluded that, in light of the foregoing, it would be in the interest of the Fund and its shareholders for the Board to renew the Agreement.

First American Funds 2009 Annual Report   49

Notice toShareholders	August 31, 2009 (unaudited)

Treasury Obligations Fund. The Board considered that the Fund outperformed the performance universe median for the one-, three- and five-year periods. The Board concluded that, in light of the Fund’s competitive performance, it would be in the interest of the Fund and its shareholders for the Board to renew the Agreement.

Tax Free Obligations Fund. The Board considered that the Fund underperformed the performance universe median for the one-, three- and five-year periods. The Board considered FAF Advisors’ assertion that the Fund’s underperformance is attributable to the Fund’s high quality compared to its peers and the tax-free nature of its investments. The Board also considered FAF Advisors’ assertion that, because the Fund is prohibited from buying unrated securities and is restricted in its investments in securities subject to an alternative minimum tax, the Fund’s potential universe of investments is limited compared to its peers. The Board noted that, when compared to a customized peer universe that excludes funds that invest in securities subject to the alternative minimum tax, the Fund’s performance improves. The Board concluded that, in light of the foregoing, it would be in the interest of the Fund and its shareholders for the Board to renew the Agreement. The Board also concluded that it would closely monitor the performance of this Fund.

U.S. Treasury Money Market Fund. The Board considered that the Fund underperformed the performance universe median for the one- and three-year periods on a gross-of-expenses basis. On a net-of-expenses basis, however, the Fund performed competitively with its performance universe. The Board considered FAF Advisors’ assertion that, unlike many funds in its performance universe, the Fund may not invest in repurchase agreements, which have a positive impact on the performance of the other funds in the performance universe. In support of this, the Board considered that Treasury Obligations Fund, which is able to invest in repurchase agreements, outperformed the same performance universe for all periods. In light of the foregoing, the Board concluded that it would be in the interest of the Fund and its shareholders for the Board to renew the Agreement.

Costs of Services and Profits Realized by FAF Advisors

The Board reviewed FAF Advisors’ costs in serving as the Funds’ investment manager, including the costs associated with the personnel and systems necessary to manage the Funds. The Board also considered the profitability of FAF Advisors and its affiliates resulting from their relationship with each Fund. The Board compared fee and expense information for each Fund to fee and expense information for comparable funds managed by other advisors. The Board also reviewed advisory fees for other funds advised or sub-advised by FAF Advisors and for private accounts managed by FAF Advisors. The Board found that while the management fees for FAF Advisors’ institutional separate accounts are generally lower than the management fees charged by FAF Advisors to mutual funds, mutual funds receive additional services from FAF Advisors that separate accounts do not receive.

Using information provided by an independent data service, the Board also evaluated each Fund’s advisory fee compared to the median advisory fee for other mutual funds similar in size, character and investment strategy, and each Fund’s total expense ratio after waivers compared to the median total expense ratio of comparable funds. In connection with its review of Fund fees and expenses, the Board considered FAF Advisors’ pricing philosophy. FAF Advisors attempts generally to maintain each Fund’s total operating expenses at a level that approximates the median of a peer group of funds selected by an independent data service. In addition, FAF Advisors has committed to waive its investment advisory fees to the extent necessary to maintain the Funds’ total expense ratios at levels generally in line with their respective peer groups.

The Board noted that the information provided by an independent data service reflected that each Fund’s advisory fee, after waivers, is lower than its peer group median advisory fee. The Board also noted that each Fund’s total expense ratio, after waivers, was competitive with its peer group median. The Board concluded that the advisory fee and total expense ratio for each Fund are reasonable in light of the services provided.

Economies of Scale in Providing Investment Advisory Services

The Board considered the extent to which each Fund’s investment advisory fee reflects economies of scale for the benefit of Fund shareholders. Based on information provided by FAF Advisors, the Board noted that profitability will likely increase as assets grow over time. The Board considered that, although the Funds do not have advisory fee breakpoints in place, FAF Advisors has committed to waive advisory fees to the extent necessary to keep each Fund’s total expenses generally in line with the median total expenses of a peer group of funds as selected by an independent data service. The Board considered information presented by FAF Advisors to support its assertion that the median total expense ratio of a Fund’s peer group should reflect the effect of any breakpoints in the advisory fee schedules of the funds in that group and any economies of scale which those funds realize. Therefore, by capping a Fund’s total expense ratio at a level close to the median, Fund shareholders will effectively receive the benefit of any breakpoints in the comparable funds’ advisory fee schedules and any such economies of scale. In light of FAF Advisors’ commitment to keep total Fund expenses competitive, the Board concluded that it would be reasonable and in the best interest of each Fund and its shareholders to renew the Agreement.

50   First American Funds 2009 Annual Report

Other Benefits to FAF Advisors

In evaluating the benefits that accrue to FAF Advisors through its relationship with the Funds, the Board noted that FAF Advisors and certain of its affiliates serve the Funds in various capacities, including as investment advisor, administrator, transfer agent, distributor, custodian and, for certain Funds, securities lending agent, and receive compensation from the Funds in connection with providing services to the Funds. The Board considered that each service provided to the Funds by FAF Advisors or one of its affiliates is pursuant to a written agreement, which the Board evaluates periodically as required by law.

After full consideration of these factors, the Board concluded that approval of the Agreement was in the best interest of each Fund and its shareholders.

First American Funds 2009 Annual Report   51

Notice toShareholders	August 31, 2009 (unaudited)

Directors and Officers of the Funds

Independent Directors
Other
	Position(s)	Term of Office		Number of Portfolios	Directorships
Name, Address, and	Held	and Length of	Principal Occupation(s)	in Fund Complex	Held by
Year of Birth	with Funds	Time Served	During Past 5 Years	Overseen by Director	Director †

Benjamin R. Field III P.O. Box 1329 Minneapolis, MN 55440-1329 (1938)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since September 2003	Retired	First American Funds Complex: twelve registered investment companies, including fifty-eight portfolios	None

Roger A. Gibson P.O. Box 1329 Minneapolis, MN 55440-1329 (1946)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since October 1997	Director, Charterhouse Group, Inc., a private equity firm, since October 2005 Advisor/Consultant, Future Freight TM, a logistics/supply chain company; Trustee, National Jewish Health; Board Member/Co-founder, Shades of Blue, an aviation-related youth development organization; Vice President and Chief Operating Officer, Cargo-United Airlines, from July 2001 until retirement in November 2005	First American Funds Complex: twelve registered investment companies, including fifty-eight portfolios	None

Victoria J. Herget P.O. Box 1329 Minneapolis, MN 55440-1329 (1951)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since September 2003	Investment consultant and non-profit board member since 2001; Board Chair, United Educators Insurance Company	First American Funds Complex: twelve registered investment companies, including fifty-eight portfolios	None

John P. Kayser P.O. Box 1329 Minneapolis, MN 55440-1329 (1949)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since October 2006	Retired; Principal from 1983 to 2004, William Blair & Company, LLC, a Chicago-based investment firm	First American Funds Complex: twelve registered investment companies, including fifty-eight portfolios	None

Leonard W. Kedrowski P.O. Box 1329 Minneapolis, MN 55440-1329 (1941)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since November 1993	Owner and President, Executive and Management Consulting, Inc., a management consulting firm; Board member, GC McGuiggan Corporation (dba Smyth Companies), a label printer	First American Funds Complex: twelve registered investment companies, including fifty-eight portfolios	None

Richard K. Riederer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since August 2001	Owner and Chief Executive Officer, RKR Consultants, Inc., a consulting company providing advice on business strategy, mergers and acquisitions, and non-profit board member since 2005	First American Funds Complex: twelve registered investment companies, including fifty-eight portfolios	Cliffs Natural Resources, Inc. (a producer of iron ore pellets and coal)

Joseph D. Strauss P.O. Box 1329 Minneapolis, MN 55440-1329 (1940)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since April 1984	Attorney At Law, Owner, and President, Strauss Management Company, a Minnesota holding company for various organizational management business ventures; Owner, Chairman, and Chief Executive Officer, Community Resource Partnerships, Inc., a strategic planning, operations management, government relations, transportation planning, and public relations organization; Owner, Chairman, and Chief Executive Officer, Excensustm LLC, a strategic demographic planning and application development firm	First American Funds Complex: twelve registered investment companies, including fifty-eight portfolios	None

52   First American Funds 2009 Annual Report

Independent Directors – concluded
Other
	Position(s)	Term of Office		Number of Portfolios	Directorships
Name, Address, and	Held	and Length of	Principal Occupation(s)	in Fund Complex	Held by
Year of Birth	with Funds	Time Served	During Past 5 Years	Overseen by Director	Director †

Virginia L. Stringer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Chair; Director	Chair Term three years. Directors Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Chair of FAF’s Board since September 1997; Director of FAF since September 1987	Governance consultant and non-profit board member; former Owner and President, Strategic Management Resources, Inc., a management consulting firm; Chair, St. Paul Riverfront Corporation, since 2005	First American Funds Complex: twelve registered investment companies, including fifty-eight portfolios	None

James M. Wade P.O. Box 1329 Minneapolis, MN 55440-1329 (1943)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FAF since August 2001	Owner and President, Jim Wade Homes, a homebuilding company	First American Funds Complex: twelve registered investment companies, including fifty-eight portfolios	None

†	Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 800.677.FUND or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota, 55440-1330.

First American Funds 2009 Annual Report   53

Notice toShareholders	August 31, 2009 (unaudited)

Officers
	Position(s)	Term of Office
Name, Address, and	Held	and Length of
Year of Birth	with Funds	Time Served	Principal Occupation(s) During Past 5 Years

Thomas S. Schreier, Jr. FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1962)*	President & Vice President – Investments	Re-elected by the Board annually; President of FAF since February 2001	Chief Executive Officer, FAF Advisors, Inc.; Chief Investment Officer, FAF Advisors, Inc., since September 2007

Jeffery M. Wilson FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1956)*	Vice President – Administration	Re-elected by the Board annually; Vice President – Administration of FAF since March 2000	Senior Vice President, FAF Advisors, Inc.

Charles D. Gariboldi, Jr. FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1959)*	Treasurer	Re-elected by the Board annually; Treasurer of FAF since October 2004	Mutual Funds Treasurer, FAF Advisors, Inc., since October 2004; prior thereto, Vice President of Investment Accounting and Fund Treasurer, Thrivent Financial for Lutherans

Jill M. Stevenson FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965)*	Assistant Treasurer	Re-elected by the Board annually; Assistant Treasurer of FAF since September 2005	Mutual Funds Assistant Treasurer, FAF Advisors, Inc., since September 2005; prior thereto, Director, Senior Project Manager, FAF Advisors, Inc.

David H. Lui FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1960)*	Chief Compliance Officer	Re-elected by the Board annually; Chief Compliance Officer of FAF since March 2005	Chief Compliance Officer, First American Funds and FAF Advisors, Inc., since March 2005; prior thereto, Chief Compliance Officer, Franklin Advisors, Inc., and Chief Compliance Counsel, Franklin Templeton Investments

Jason K. Mitchell FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1976)*	Anti-Money Laundering Officer	Re-elected by the Board annually; Anti-Money Laundering Officer of FAF since December 2008 and from September 2006 through August 2008	Compliance Manager, FAF Advisors, Inc., since June 2006; prior thereto, Compliance Analyst, FAF Advisors, Inc., from October 2004 to June 2006; prior thereto, Senior Systems Helpdesk Analyst, Wachovia Retirement Services

Kathleen L. Prudhomme FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1953)*	Secretary	Re-elected by the Board annually; Secretary of FAF since December 2004; prior thereto, Assistant Secretary of FAIF from September 1998 through December 2004	Deputy General Counsel, FAF Advisors, Inc., since November 2004; prior thereto, Partner, Dorsey & Whitney LLP, a Minneapolis based law firm

James D. Alt Dorsey & Whitney LLP 50 South Sixth Street Suite 1500, Minneapolis, MN 55402 (1951)	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since December 2004; prior thereto, Secretary of FAF since June 2002; Assistant Secretary of FAF from September 1998 through June 2002	Partner, Dorsey & Whitney LLP, a Minneapolis based law firm

James R. Arnold U.S. Bancorp Fund Services, LLC 615 E. Michigan Street Milwaukee, WI 53202 (1957)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since June 2003	Senior Vice President, U.S. Bancorp Fund Services, LLC

Richard J. Ertel FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1967)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since June 2006 and from June 2003 through August 2004	Counsel, FAF Advisors, Inc., since May 2006; prior thereto, Counsel, Ameriprise Financial Services, Inc., September 2004 to May 2006; prior thereto, Counsel, FAF Advisors, Inc.

Michael W. Kremenak FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1978)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since February 2009	Counsel, FAF Advisors Inc., since January 2009; prior thereto, Associate, Skadden, Arps, Slate, Meagher & Flom LLP, a New York City based law firm, from September 2005 to January 2009

*	Messrs. Schreier, Wilson, Gariboldi, Lui, Mitchell, Ertel, and Kremenak, Ms. Stevenson and Ms. Prudhomme are each officers and/or employees of FAF Advisors, Inc., which serves as investment adviser and administrator for FAF. Mr. Arnold is an officer of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as transfer agent for FAF.

54   First American Funds 2009 Annual Report

Board of Directors  First American Funds, Inc.

Virginia Stringer

Chairperson of First American Funds, Inc.
Governance Consultant; former Owner and President of Strategic Management
Resources, Inc.

Benjamin Field III

Director of First American Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Funds, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Funds, Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Funds, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of William Blair & Company, LLC

Leonard Kedrowski

Director of First American Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Funds, Inc.
Owner and President of Jim Wade Homes

First American Funds’ Board of Directors is comprised entirely of independent directors.

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.
The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
       FAF Advisors, Inc.
       800 Nicollet Mall
       Minneapolis, Minnesota 55402

ADMINISTRATOR
       FAF Advisors, Inc.
       800 Nicollet Mall
       Minneapolis, Minnesota 55402

TRANSFER AGENT
       U.S. Bancorp Fund Services, LLC
       615 East Michigan Street
       Milwaukee, Wisconsin 53202
CUSTODIAN U.S. Bank National Association 60 Livingston Avenue St. Paul, Minnesota 55101 DISTRIBUTOR Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
       Ernst & Young LLP
       220 South Sixth Street
       Suite 1400
       Minneapolis, Minnesota 55402

COUNSEL
       Dorsey & Whitney LLP
       50 South Sixth Street
       Suite 1500
       Minneapolis, Minnesota 55402

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

0202-09  10/2009  AR-MONEY

Item 2—Code of Ethics
The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the registrant’s code of ethics that apply to the registrant’s principal executive officer and principal financial officer and that relate to any element of the code of ethics definition enumerated in this Item. During the period covered by this report, the registrant did not grant any waivers, including implicit waivers, from any provision of its code of ethics. The registrant undertakes to furnish a copy of its code of ethics to any person upon request, without charge, by calling 1-800-677-3863.
Item 3—Audit Committee Financial Expert
The registrant’s Board of Directors has determined that Leonard W. Kedrowski, Benjamin R. Field III, John P. Kayser, and Richard K. Riederer, members of the registrant’s Audit Committee, are each an “audit committee financial expert” and are “independent,” as these terms are defined in this Item.
Item 4—Principal Accountant Fees and Services
(a)	Audit Fees — Ernst & Young LLP (“E&Y”) billed the registrant audit fees totaling $118,729 in the fiscal year ended August 31, 2009 and $107,642 in the fiscal year ended August 31, 2008, including fees associated with the annual audit, SEC Rule 17f-2 security count filings and filings of the registrant’s Form N-CSR.

(b)	Audit-Related Fees – E&Y billed the registrant audit-related fees totaling $6,388 in the fiscal year ended August 31, 2009 and $381 in the fiscal year ended August 31, 2008, including fees associated with the semi-annual review of fund disclosures.

(c)	Tax Fees — E&Y billed the registrant fees of $18,732 in the fiscal year ended August 31, 2009 and $50,127 in the fiscal year ended August 31, 2008, for tax services, including tax compliance, tax advice and tax planning. Tax compliance, tax advice and tax planning services primarily related to preparation of original and amended tax returns, timely RIC qualification reviews, and tax distribution analysis and planning.

(d)	All Other Fees — There were no fees billed by E&Y for other services to the registrant during the fiscal year ended August 31, 2009 and the fiscal period ended August 31, 2008.

(e)(1)	The audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X are set forth below:

Audit Committee policy regarding pre-approval of services provided by the Independent Auditor

The Audit Committee of the First American Funds (“Committee”) has responsibility for ensuring that all services performed by the independent audit firm for the funds do not impair the firm’s independence. This review is intended to provide reasonable oversight without removing management from its responsibility for day-to-day operations. In this regard, the Committee should:
•	Understand the nature of the professional services expected to be provided and their impact on auditor independence and audit quality

•	Examine and evaluate the safeguards put into place by the Company and the auditor to safeguard independence

•	Meet quarterly with the partner of the independent audit firm

•	Consider approving categories of service that are not deemed to impair independence for a one-year period
It is important that a qualitative rather than a mere quantitative evaluation be performed by the Committee in discharging its responsibilities.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the Committee will review and consider whether to pre-approve the financial plan for audit fees as well as categories of audit-related and non-audit services that may be performed by the funds’ independent audit firm directly for the funds. At least annually the Committee will receive a report from the independent audit firm of all audit and non-audit services, which were approved during the year.

The engagement of the independent audit firm for any non-audit service requires the written pre-approval of the Treasurer of the funds and all non-audit services performed by the independent audit firm will be disclosed in the required SEC periodic filings.

In connection with the Committee review and pre-approval responsibilities, the review by the Committee will consist of the following:

Audit Services

The categories of audit services and related fees to be reviewed and considered for pre-approval annually by the Committee or its delegate include the following:
•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents
Audit-related Services

In addition, the following categories of audit-related services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.
•	Accounting consultations

•	Fund merger support services

•	Other accounting related matters

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports
Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Tax Services

The following categories of tax services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.
•	Tax compliance services related to the filing or amendment of the following:
•	Federal, state and local income tax compliance, and

•	Sales and use tax compliance
•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects
Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Other Non-audit Services

The SEC auditor independence rules adopted in response to the Sarbanes-Oxley Act specifically allow certain non-audit services. Because of the nature of these services, none of these services may be commenced by the independent audit firm without the prior approval of the Committee. The Committee may delegate this responsibility to one or more of the Committee members, with the decisions presented to the full Committee at the next scheduled meeting.

Proscribed Services

In accordance with SEC rules on independence, the independent audit firm is prohibited from performing services in the following categories of non-audit services:
•	Management functions

•	Accounting and bookkeeping services

•	Internal audit services

•	Financial information systems design and implementation

•	Valuation services supporting the financial statements

•	Actuarial services supporting the financial statements

•	Executive recruitment

•	Expert services (e.g., litigation support)

•	Investment banking
Policy for Pre-approval of Non-Audit Services Provided to Other Entities within the Investment Company Complex

The Committee is also responsible for pre-approving certain non-audit services provided to FAF Advisors, Inc., U.S. Bank N.A., Quasar Distributors, U.S. Bancorp Fund Services, LLC and any other entity under common control with FAF Advisors, Inc., that provides ongoing services to the funds. The only non-audit services provided to these entities which require pre-approval are those services that relate directly to the operations and financial reporting of the funds.

Although the Committee is not required to pre-approve all services provided to FAF Advisors, Inc. and other affiliated service providers, the Committee will annually receive a report from the independent audit firm on the aggregate fees for all services provided to U.S. Bancorp and affiliates.

(e)(2) All of the services described in paragraphs (b) through (d) of this Item 4 were pre-approved by the audit committee.

(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year end were performed by the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by E&Y to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, totaled $184,233 in the fiscal year ended August 31, 2009 and $200,671 in the fiscal year ended August 31, 2008.

(h)	The registrant’s audit committee has determined that the provision of non-audit services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved is compatible with maintaining E&Y’s independence.
Item 5—Audit Committee of Listed Registrants
Not applicable.
Item 6—Schedule of Investments
The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8—Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10—Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item.
Item 11—Controls and Procedures
(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12—Exhibits
(a)(1)	Not applicable. Registrant’s code of ethics is provided to any person upon request without charge.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
First American Funds, Inc.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: October 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: October 29, 2009

By:	/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer
Date: October 29, 2009